UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Amy J. Lee 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: September 1, 2012 to May 31, 2013

Item 1.   Schedule of Investments.
Attached hereto.

EEB Guggenheim BRIC ETF
Portfolio of Investments
May 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 98.7%
	Common Stocks - 67.4%
	Basic Materials - 6.6%
74,894	Aluminum Corp. of China Ltd., ADR (China)(a) (b)	$ 738,455
324,173	Cia Siderurgica Nacional SA, ADR (Brazil)	1,021,145
100,916	Fibria Celulose SA, ADR (Brazil)(a) (b)	1,108,058
72,601	Mechel, ADR (Russia)	217,803
13,720	Sinopec Shanghai Petrochemical Co. Ltd., ADR (China)	495,292
97,034	Sterlite Industries India Ltd., ADR (India)(a)	642,365
170,642	Ultrapar Participacoes SA, ADR (Brazil)	4,305,297
538,167	Vale SA, ADR (Brazil)	7,749,605
		16,278,020

	Communications - 20.9%
25,555	21Vianet Group, Inc., ADR (China)(a) (b)	233,573
95,494	Baidu, Inc., ADR (China)(b)	9,228,540
417,748	China Mobile Ltd., ADR (China)	21,639,347
57,725	China Telecom Corp. Ltd., ADR (China)(a)	2,681,326
177,422	China Unicom Hong Kong Ltd., ADR (China)(a)	2,404,068
64,147	Ctrip.com International Ltd., ADR (China)(b)	1,998,179
64,716	Giant Interactive Group, Inc., ADR (China)(a)	547,497
208,376	Mobile Telesystems OJSC, ADR (Russia)	4,015,406
32,524	NetEase.com, Inc., ADR (China)	2,079,259
28,274	Perfect World Co. Ltd., ADR (China)	436,268
46,515	Qihoo 360 Technology Co., ADR (China)(a) (b)	2,037,822
10,508	SouFun Holdings Ltd., ADR (China)(a)	281,089
70,490	Tim Participacoes SA, ADR (Brazil)	1,350,588
101,983	VimpelCom Ltd., ADR (Russia)	1,014,731
7,561	Vipshop Holdings Ltd., ADR (China)(a) (b)	226,603
63,044	Youku Tudou, Inc., ADR (China)(a) (b)	1,289,250
		51,463,546

	Consumer, Cyclical - 1.4%
15,579	7 Days Group Holdings Ltd., ADR (China)(b)	212,654
15,510	China Lodging Group Ltd., ADR (China)(b)	247,617
19,417	China Southern Airlines Co. Ltd., ADR (China)(a)	441,931
7,283	Home Inns & Hotels Management, Inc., ADR (China)(b)	211,134
79,903	Tata Motors Ltd., ADR (India)	2,191,739
		3,305,075

	Consumer, Non-cyclical - 5.1%
6,332	51job, Inc., ADR (China)(b)	379,920
272,519	BRF SA, ADR (Brazil)	6,357,868
36,772	Dr Reddy's Laboratories Ltd., ADR (India)(a)	1,359,461
38,145	Mindray Medical International Ltd., ADR (China)(a)	1,564,708
59,726	New Oriental Education & Technology Group, ADR (China)	1,333,682
28,249	TAL Education Group, ADR (China)	307,349
27,309	WNS Holdings Ltd., ADR (India)(b)	439,675
36,301	WuXi PharmaTech Cayman, Inc., ADR (China)(b)	743,081
		12,485,744

	Energy - 16.6%
79,879	China Petroleum & Chemical Corp., ADR (China)	8,132,481
64,241	CNOOC Ltd., ADR (China)	11,167,655
73,637	PetroChina Co. Ltd., ADR (China)	8,518,328
656,093	Petroleo Brasileiro SA, ADR (Brazil)	11,658,773
61,365	Trina Solar Ltd., ADR (China)(a) (b)	358,372
86,270	Yanzhou Coal Mining Co. Ltd., ADR (China)(a)	867,876
		40,703,485

	Financial - 8.6%
225,279	Banco Santander Brasil SA, ADR (Brazil)	1,606,239
201,169	China Life Insurance Co. Ltd., ADR (China)(a)	7,678,621
114,798	Gafisa SA, ADR (Brazil)(a) (b)	401,793
156,557	HDFC Bank Ltd., ADR (India)	6,299,854
115,182	ICICI Bank Ltd., ADR (India)	5,179,734
		21,166,241

	Industrial - 1.3%
66,808	Embraer SA, ADR (Brazil)	2,423,126
19,204	Guangshen Railway Co. Ltd., ADR (China)(a)	421,528
83,892	Yingli Green Energy Holding Co. Ltd., ADR (China)(a) (b)	239,092
		3,083,746

	Technology - 5.0%
22,260	AutoNavi Holdings Ltd., ADR (China)(b)	266,675
7,521	Changyou.com Ltd., ADR (China)	231,271
194,856	Infosys Ltd., ADR (India)(a)	8,135,238
54,830	Pactera Technology International Ltd., ADR (China)(b)	366,264
244,759	Semiconductor Manufacturing International Corp., ADR (China)(a) (b)	981,483
23,059	Spreadtrum Communications, Inc., ADR (China)	448,728
256,893	Wipro Ltd., ADR (India)(a)	1,960,094
		12,389,753

	Utilities - 1.9%
142,448	Centrais Eletricas Brasileiras SA, ADR (Brazil)(a)	367,516
145,587	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)	1,851,867
50,020	CPFL Energia SA, ADR (Brazil)	1,064,926
35,500	Huaneng Power International, Inc., ADR (China)(a)	1,433,845
		4,718,154

	Total Common Stocks - 67.4%
	(Cost $250,527,497)	165,593,764

	Preferred Stocks - 31.3%
	Basic Materials - 5.8%
38,770	Braskem SA, ADR (Brazil)(a) (b)	610,628
369,710	Gerdau SA, ADR (Brazil)(a)	2,258,928
839,200	Vale SA, ADR (Brazil)	11,312,416
		14,181,972

	Communications - 1.2%
121,220	Telefonica Brasil SA, ADR (Brazil)	2,995,346

	Consumer, Cyclical - 0.1%
66,681	GOL Linhas Aereas Inteligentes SA, ADR (Brazil)(b)	297,397

	Consumer, Non-cyclical - 5.9%
59,516	Cia Brasileira de Distribuicao Grupo PAO de Acucar, ADR (Brazil)(a)	2,925,807
306,269	Cia de Bebidas das Americas, ADR (Brazil)	11,659,661
		14,585,468

	Energy - 6.4%
847,238	Petroleo Brasileiro SA, ADR (Brazil)	15,792,516

	Financial - 10.4%
646,137	Banco Bradesco SA, ADR (Brazil)	10,422,190
998,888	Itau Unibanco Holding SA, ADR (Brazil)	15,023,275
		25,445,465

	Utilities - 1.5%
114,548	Centrais Eletricas Brasileiras SA, ADR (Brazil)(a)	546,394
227,317	Cia Energetica de Minas Gerais, ADR (Brazil)(a)	2,368,643
48,150	Cia Paranaense de Energia, ADR (Brazil)	749,696
		3,664,733

	Total Preferred Stocks - 31.3%
	(Cost $117,416,061)	76,962,897

	Total Long-Term Investments - 98.7%
	(Cost $367,943,558)	242,556,661

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 10.2%
25,140,554	BNY Mellon Securities Lending Overnight Fund, 0.0730%(c) (d)	$ 25,140,554
	(Cost $25,140,554)

	Total Investments - 108.9%
	(Cost $393,084,112)	267,697,215
	Liabilities in excess of Other Assets - (8.9%)	(21,943,321)
	Net Assets - 100.0%	$ 245,753,894

ADR - American Depositary Receipt
OJSC - Open Joint Stock Company
SA - Corporation

(a) Security, or portion thereof, was on loan at May 31, 2013.
(b) Non-income producing security.
(c)
At May 31, 2013, the total market value of the Fund's securities on loan was $25,273,168 and the total market value of the collateral held by the Fund was $25,912,606, consisting of cash collateral of $25,140,555 and U.S. Government and Agency securities valued at $772,051.

(d) Interest rate shown reflects yield as of May 31, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2013.

Country Allocation*
Brazil	48.7%
China	38.3%
India	10.8%
Russia	2.2%
* Subject to change daily. Based on long-term investments.

At May 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$398,514,351	$15,368,437	$(146,185,573)	$(130,817,136)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at May 31, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of May 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$165,594	$-	$-	$165,594
Preferred Stocks	76,963	-	-	76,963
Investments of Collateral for Securities Loaned	25,140	-	-	25,140
Total	$267,697	$-	$-	$267,697

During the nine months ended May 31, 2013, there were no transfers between levels.

DEF Guggenheim Defensive Equity ETF
Portfolio of Investments
May 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 82.8%
	Communications - 13.8%
32,431	AT&T, Inc.	$ 1,134,761
32,466	CenturyLink, Inc.	1,108,714
21,902	China Mobile Ltd., ADR (China)	1,134,524
37,240	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(a)	1,167,846
294,096	Frontier Communications Corp.(a)	1,217,557
69,449	KT Corp., ADR (South Korea)	1,170,910
49,297	Nippon Telegraph & Telephone Corp., ADR (Japan)	1,220,594
74,113	NTT DoCoMo, Inc., ADR (Japan)	1,087,979
16,185	Philippine Long Distance Telephone Co., ADR (Philippines)	1,164,996
58,053	SK Telecom Co. Ltd., ADR (South Korea)	1,178,476
97,713	Telefonaktiebolaget LM Ericsson, ADR (Sweden)	1,140,311
25,567	Telekomunikasi Indonesia Persero TBK PT, ADR (Indonesia)	1,155,628
12,500	Time Warner Cable, Inc.	1,193,875
23,110	Verizon Communications, Inc.	1,120,373
		16,196,544

	Consumer, Cyclical - 7.3%
9,276	Copa Holdings SA, Class A (Panama)	1,218,124
24,935	Kohl's Corp.	1,281,908
19,555	Magna International, Inc. (Canada)	1,302,754
17,702	PetSmart, Inc.	1,194,885
18,449	Ross Stores, Inc.	1,186,271
17,176	Target Corp.	1,193,732
15,259	Wal-Mart Stores, Inc.	1,141,984
		8,519,658

	Consumer, Non-cyclical - 20.2%
33,552	Abbott Laboratories	1,230,352
23,302	AstraZeneca PLC, ADR (United Kingdom)	1,194,227
28,276	Avery Dennison Corp.	1,230,006
30,056	Bristol-Myers Squibb Co.	1,382,877
25,985	Campbell Soup Co.	1,112,418
19,114	Church & Dwight Co., Inc.	1,162,322
36,285	Cia Cervecerias Unidas SA, ADR (Chile)	967,721
7,473	Coca-Cola Femsa SAB de CV, ADR (Mexico)	1,093,599
33,950	ConAgra Foods, Inc.	1,143,775
24,256	General Mills, Inc.	1,141,972
23,576	GlaxoSmithKline PLC, ADR (United Kingdom)	1,220,529
16,607	HJ Heinz Co.	1,201,682
11,729	JM Smucker Co.	1,184,160
22,529	Kraft Foods Group, Inc.	1,242,024
34,865	Kroger Co.	1,173,905
28,243	Lorillard, Inc.	1,198,633
16,489	Novartis AG, ADR (Switzerland)	1,183,251
15,471	Procter & Gamble Co.	1,187,554
31,398	Teva Pharmaceutical Industries Ltd., ADR (Israel)	1,199,404
76,469	Western Union Co.	1,252,562
		23,702,973

	Energy - 3.0%
27,356	BP PLC, ADR (United Kingdom)	1,173,846
19,332	ConocoPhillips	1,185,825
9,532	PetroChina Co. Ltd., ADR (China)	1,102,662
		3,462,333

	Financial - 8.9%
38,689	Apartment Investment & Management Co., Class A, REIT	1,170,729
27,406	Arthur J Gallagher & Co.	1,197,094
168,940	Banco Santander Brasil SA, ADR (Brazil)	1,204,542
44,239	Banco Santander Chile, ADR (Chile)	1,077,220
17,560	Digital Realty Trust, Inc., REIT	1,069,579
31,057	Marsh & McLennan Cos., Inc.	1,242,901
12,881	PartnerRe Ltd. (Bermuda)	1,167,663
41,621	Senior Housing Properties Trust, REIT	1,075,903
14,100	Travelers Cos., Inc.	1,180,452
		10,386,083

	Industrial - 4.2%
11,771	Lockheed Martin Corp.	1,245,725
19,099	Raytheon Co.	1,272,757
34,694	Republic Services, Inc.	1,183,066
29,274	Waste Management, Inc.	1,227,459
		4,929,007

	Technology - 6.1%
80,837	Activision Blizzard, Inc.	1,166,478
90,508	Dell, Inc.	1,208,281
50,307	Intel Corp.	1,221,454
37,957	Maxim Integrated Products, Inc.	1,119,352
28,660	Seagate Technology PLC (Ireland)	1,234,673
61,527	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	1,148,094
		7,098,332

	Utilities - 19.3%
27,494	AGL Resources, Inc.	1,163,821
23,838	American Electric Power Co., Inc.	1,092,257
49,746	CenterPoint Energy, Inc.	1,153,112
41,521	CMS Energy Corp.	1,118,991
19,178	Consolidated Edison, Inc.	1,094,488
16,833	DTE Energy Co.	1,121,246
23,343	Edison International	1,072,377
17,400	Entergy Corp.	1,198,512
27,226	FirstEnergy Corp.	1,062,086
14,924	NextEra Energy, Inc.	1,128,553
26,970	Northeast Utilities	1,123,840
16,709	OGE Energy Corp.	1,134,040
54,576	Pepco Holdings, Inc.	1,133,544
25,868	PG&E Corp.	1,161,732
19,826	Pinnacle West Capital Corp.	1,119,773
37,613	PPL Corp.	1,117,106
33,950	Public Service Enterprise Group, Inc.	1,121,708
48,018	Questar Corp.	1,167,318
22,471	SCANA Corp.	1,133,437
25,724	Southern Co.	1,129,284
		22,547,225

	Total Common Stocks - 82.8%
	(Cost $92,898,687)	96,842,155

	Preferred Stocks - 2.8%
	Communications - 0.9%
44,983	Telefonica Brasil SA, ADR (Brazil)	1,111,530

	Consumer, Non-cyclical - 1.9%
21,587	Cia Brasileira de Distribuicao Grupo PAO de Acucar, ADR (Brazil)(a)	1,061,217
29,195	Cia de Bebidas das Americas, ADR (Brazil)	1,111,453
		2,172,670

	Total Preferred Stocks - 2.8%
	(Cost $3,402,507)	3,284,200

	Master Limited Partnerships - 14.2%
	Consumer, Cyclical - 2.0%
25,924	AmeriGas Partners, LP(a)	1,218,428
15,096	Icahn Enterprises, LP(a)	1,170,393
		2,388,821

	Energy - 11.2%
39,206	Boardwalk Pipeline Partners, LP(a)	1,160,498
18,055	Buckeye Partners, LP, Class B	1,194,158
41,592	Enbridge Energy Partners, LP	1,227,380
20,474	Energy Transfer Equity, LP	1,170,294
19,836	Enterprise Products Partners, LP	1,178,060
13,755	Kinder Morgan Energy Partners, LP	1,147,167
23,298	Magellan Midstream Partners, LP	1,211,263
23,498	ONEOK Partners, LP(a)	1,216,256
21,007	Plains All American Pipeline, LP	1,180,173
20,018	Sunoco Logistics Partners, LP	1,211,890
25,991	Targa Resources Partners, LP	1,208,841
		13,105,980

	Financial - 1.0%
22,168	Oaktree Capital Group LLC	1,156,061

	Total Master Limited Partnerships - 14.2%
	(Cost $14,617,347)	16,650,862

	Total Long-Term Investments - 99.8%
	(Cost $110,918,541)	116,777,217

	Investments of Collateral for Securities Loaned - 5.7%
6,732,063	BNY Mellon Securities Lending Overnight Fund, 0.0730%(b) (c)	6,732,063
	(Cost $6,732,063)

	Total Investments - 105.5%
	(Cost $117,650,604)	123,509,280
	Liabilities in excess of Other Assets - (5.5%)	(6,479,007)
	Net Assets - 100.0%	$117,030,273

ADR - American Depositary Receipt
AG - Stock Corporation
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
PT - Limited Liability Company
REIT - Real Estate Investment Trust
SA - Corporation
SAB de CV - Publicly Traded Company
TBK - Company listed on the Jakarta Stock Exchange

(a)	Security, or portion thereof, was on loan at May 31, 2013.

(b)
At May 31, 2013, the total market value of the Fund's securities on loan was $6,560,709 and the total market value of the collateral held by the Fund was $6,740,978, consisting of cash collateral of $6,732,063 and U.S. Government and Agency securities valued at $8,915.

(c)	Interest rate shown reflects yield as of May 31, 2013.

Securities are classified by sectors that represent broad groupings of related industries.
See previously submitted notes to financial statements for the period ended February 28, 2013.

Country Allocation*
United States	73.3%
Brazil	3.8%
United Kingdom	3.1%
South Korea	2.0%
Taiwan	2.0%
Japan	2.0%
China	1.9%
Chile	1.8%
Canada	1.1%
Ireland	1.1%
Panama	1.0%
Israel	1.0%
Switzerland	1.0%
Bermuda	1.0%
Philippines	1.0%
Indonesia	1.0%
Sweden	1.0%
Mexico	0.9%
* Subject to change daily. Based on long-term investments.

At May 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$117,632,408	$7,950,129	$(2,073,257)	$5,876,872

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The Fund did not have any Level 3 securities at May 31, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of May 31, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$96,842	$-	$-	$96,842
Preferred Stocks	3,284	-		3,284
Master Limited Partnerships	16,651	-	-	16,651
Investments of Collateral for Securities Loaned	6,732	-	-	6,732
Total	$123,509	$-	$-	$123,509

During the nine months ended May 31, 2013, there were no transfers between levels.

NFO Guggenheim Insider Sentiment ETF
Portfolio of Investments
May 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 96.7%
	Basic Materials - 5.4%
123,107	Alcoa, Inc.	$ 1,046,409
33,856	American Vanguard Corp.	1,031,254
5,118	CF Industries Holdings, Inc.	977,333
63,932	Commercial Metals Co.	985,831
75,440	Resolute Forest Products, Inc.(a)	1,148,197
17,025	Stepan Co.	919,861
		6,108,885

	Communications - 4.2%
83,394	Corning, Inc.	1,281,766
167,451	Iridium Communications, Inc.(a) (b)	1,193,926
16,888	Motorola Solutions, Inc.	978,828
46,285	Yahoo!, Inc.(a)	1,217,295
		4,671,815

	Consumer, Cyclical - 21.8%
33,887	ANN, Inc.(a)	1,039,653
23,718	AutoNation, Inc.(a)	1,098,855
26,715	Beacon Roofing Supply, Inc.(a)	1,101,192
19,238	Cabela's, Inc.(a)	1,290,100
21,942	Children's Place Retail Stores, Inc.(a)	1,170,167
27,020	Choice Hotels International, Inc.	1,066,750
20,276	CVS Caremark Corp.	1,167,492
13,149	Dillard's, Inc., Class A	1,213,258
20,568	Fastenal Co.	1,073,238
32,323	Foot Locker, Inc.	1,109,325
37,857	General Motors Co.(a)	1,282,974
14,338	Genuine Parts Co.	1,114,636
62,353	International Game Technology	1,114,872
23,543	Lithia Motors, Inc., Class A	1,226,355
24,870	Marriott Vacations Worldwide Corp.(a)	1,100,498
34,983	Norwegian Cruise Line Holdings Ltd. (Bermuda)(a)	1,075,727
26,579	Oshkosh Corp.(a)	1,058,376
37,952	Rue21, Inc.(a)	1,593,605
22,245	Susser Holdings Corp.(a)	1,053,078
54,054	Texas Roadhouse, Inc.	1,278,377
22,899	Williams-Sonoma, Inc.	1,235,630
		24,464,158

	Consumer, Non-cyclical - 15.9%
62,610	ABIOMED, Inc.(a) (b)	1,350,498
136,241	ACCO Brands Corp.(a)	974,123
22,139	ADT Corp.	898,622
46,348	Alkermes PLC (Ireland)(a)	1,448,375
9,520	Celgene Corp.(a)	1,177,148
39,014	CoreLogic, Inc.(a)	1,022,167
35,145	DeVry, Inc.	1,097,578
25,542	Herbalife Ltd. (Cayman Islands)(b)	1,192,045
15,407	Ingredion, Inc.	1,049,525
17,469	Life Technologies Corp.(a)	1,294,453
20,804	Moody's Corp.	1,382,218
34,184	Questcor Pharmaceuticals, Inc.(b)	1,168,067
41,102	Smithfield Foods, Inc.(a)	1,353,900
44,167	Tyson Foods, Inc., Class A	1,104,175
28,510	VistaPrint NV (Netherlands)(a) (b)	1,310,034
		17,822,928

	Energy - 6.6%
54,432	Alon USA Energy, Inc.	996,650
74,595	Basic Energy Services, Inc.(a)	995,843
8,939	Chevron Corp.	1,097,262
15,257	Hess Corp.	1,028,474
73,916	Rex Energy Corp.(a)	1,227,745
71,376	Swift Energy Co.(a)	967,859
18,146	Tesoro Corp.	1,118,701
		7,432,534

	Financial - 20.1%
40,863	AG Mortgage Investment Trust, Inc., REIT	935,354
32,646	American Capital Agency Corp., REIT	842,267
40,608	American Capital Mortgage Investment Corp., REIT	855,611
4,268	BlackRock, Inc.	1,191,626
88,333	CYS Investments, Inc., REIT	908,063
96,627	Fifth Street Finance Corp.	1,014,583
64,871	Fifth Third Bancorp	1,180,652
95,147	First Horizon National Corp.	1,092,288
107,717	Genworth Financial, Inc., Class A(a)	1,164,421
45,553	Home Loan Servicing Solutions Ltd. (Cayman Islands)	1,040,430
21,117	JPMorgan Chase & Co.	1,152,777
32,120	Lincoln National Corp.	1,145,399
26,565	MarketAxess Holdings, Inc.	1,151,858
102,411	National Penn Bancshares, Inc.	1,011,821
22,650	ProAssurance Corp.	1,137,030
31,384	Protective Life Corp.	1,213,933
55,550	SLM Corp.	1,318,757
22,920	UMB Financial Corp.	1,216,823
102,710	Valley National Bancorp(b)	957,257
12,583	Vornado Realty Trust, REIT	1,006,011
34,636	Weingarten Realty Investors, REIT	1,104,196
		22,641,157

	Industrial - 10.7%
33,916	Actuant Corp., Class A	1,153,144
19,636	AGCO Corp.	1,089,209
11,158	Energizer Holdings, Inc.	1,067,932
44,593	General Electric Co.	1,039,909
11,495	Genesee & Wyoming, Inc., Class A(a)	1,023,630
24,004	HEICO Corp.	1,214,122
19,519	Ingersoll-Rand PLC (Ireland)	1,122,928
15,294	JB Hunt Transport Services, Inc.	1,126,556
53,158	Masco Corp.	1,117,381
33,141	RTI International Metals, Inc.(a)	961,421
14,259	Triumph Group, Inc.	1,107,211
		12,023,443

	Technology - 8.2%
31,641	Broadcom Corp., Class A	1,136,228
73,201	Cadence Design Systems, Inc.(a)	1,107,531
28,672	Guidewire Software, Inc.(a)	1,174,405
53,748	iGATE Corp.(a)	779,884
44,797	Lexmark International, Inc., Class A	1,366,757
22,812	Salesforce.com, Inc.(a)	965,632
203,445	SunEdison, Inc.(a)	1,641,801
14,216	VMware, Inc., Class A(a)	1,011,042
		9,183,280

	Utilities - 3.8%
22,322	American Electric Power Co., Inc.	1,022,794
31,329	El Paso Electric Co.	1,121,265
32,987	Exelon Corp.	1,033,813
26,870	NorthWestern Corp.	1,105,969
		4,283,841

	Total Common Stocks - 96.7%
	(Cost $94,460,304)	108,632,041

	Exchange Traded Fund - 0.3%
3,800	iShares Core S&P Small-Capital ETF(b)	344,584
	(Cost $330,561)

	Master Limited Partnerships - 3.0%
	Energy - 1.0%
22,256	Genesis Energy, LP	1,116,139

	Financial - 0.9%
93,306	KKR Financial Holdings, LLC	981,579

	Industrial - 1.1%
29,956	Martin Midstream Partners, LP(b)	1,229,993

	Total Master Limited Partnerships - 3.0%
	(Cost $2,567,708)	3,327,711

	Total Long-Term Investments - 100.0%
	(Cost $97,358,573)	112,304,336

	Investments of Collateral for Securities Loaned - 5.5%
6,228,342	BNY Mellon Securities Lending Overnight Fund, 0.0730%(c) (d)	6,228,342
	(Cost $6,228,342)

	Total Investments - 105.5%
	(Cost $103,586,915)	118,532,678
	Liabilities in excess of Other Assets - (5.5%)	(6,187,213)
	Net Assets - 100.0%	$112,345,465

LLC - Limited Liability Company
LP - Limited Partnership
NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
S&P - Standard & Poor's

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at May 31, 2013.

(c)	At May 31, 2013, the total market value of the Fund's securities on loan was $6,097,423 and the total market value of the collateral held by the Fund was $6,228,342.

(d)	Interest rate shown reflects yield as of May 31, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	93.6%
Ireland	2.3%
Cayman Islands	2.0%
Netherlands	1.2%
Bermuda	0.9%
* Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended February 28, 2013.

At May 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$103,664,021	$16,950,019	$(2,081,362)	$14,868,657

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The Fund did not have any Level 3 securities at May 31, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of May 31, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$108,632	$-	$-	$108,632
Exchange Traded Fund	345	-	-	345
Master Limited Partnerships	3,328	-	-	3,328
Investments of Collateral for Securities Loaned	6,228	-	-	6,228
Total	$118,533	$-	$-	$118,533

During the nine months ended May 31, 2013, there were no transfers between levels.

CZA Guggenheim Mid-Cap Core ETF
Portfolio of Investments
May 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 90.3%
	Basic Materials - 5.2%
9,854	Albemarle Corp.	$659,430
5,262	Cytec Industries, Inc.	376,075
9,099	International Flavors & Fragrances, Inc.	730,559
20,114	MeadWestvaco Corp.	703,990
15,003	RPM International, Inc.	497,049
10,439	Valspar Corp.	748,163
		3,715,266

	Communications - 4.7%
18,015	Amdocs Ltd. (Channel Islands)	643,135
59,376	Liberty Interactive Corp., Class A(a)	1,332,991
40,950	Nielsen Holdings NV (Netherlands)	1,388,615
		3,364,741

	Consumer, Cyclical - 6.1%
11,991	Arrow Electronics, Inc.(a)	476,762
16,836	Ingram Micro, Inc., Class A(a)	321,736
38,567	Mattel, Inc.	1,725,873
10,227	Ralph Lauren Corp.	1,790,646
		4,315,017

	Consumer, Non-cyclical - 18.8%
14,208	Actavis, Inc.(a)	1,751,704
17,974	Beam, Inc.	1,165,434
3,166	Bio-Rad Laboratories, Inc., Class A(a)	359,911
145,810	Boston Scientific Corp.(a)	1,347,284
18,671	Bruker Corp.(a)	308,632
25,028	CareFusion Corp.(a)	919,779
46,027	ConAgra Foods, Inc.	1,550,650
20,354	Constellation Brands, Inc., Class A(a)	1,078,965
10,866	CoreLogic, Inc.(a)	284,689
9,308	CR Bard, Inc.	959,562
25,100	Genpact Ltd. (Bermuda)	485,685
8,538	Ingredion, Inc.	581,609
15,478	KAR Auction Services, Inc.	362,959
5,252	Macquarie Infrastructure Co., LLC	286,129
19,426	SEI Investments Co.	594,630
6,113	Sirona Dental Systems, Inc.(a)	433,656
7,557	Team Health Holdings, Inc.(a)	295,252
8,119	Towers Watson & Co., Class A	630,684
		13,397,214

	Financial - 18.8%
3,866	Allied World Assurance Co. Holdings AG (Switzerland)	345,659
10,063	American Financial Group, Inc.	488,659
13,992	Arthur J Gallagher & Co.	611,171
13,813	Axis Capital Holdings Ltd. (Bermuda)	601,694
7,761	BOK Financial Corp.	505,241
16,078	Brown & Brown, Inc.	518,837
36,681	CBRE Group, Inc., Class A(a)	850,266
22,936	CIT Group, Inc.(a)	1,056,891
30,295	CNA Financial Corp.	1,035,180
8,711	Credicorp Ltd. (Bermuda)	1,198,808
2,820	Credit Acceptance Corp.(a)	321,085
5,250	Erie Indemnity Co., Class A	398,528
12,496	Extra Space Storage, Inc., REIT	523,457
11,161	HCC Insurance Holdings, Inc.	478,249
49,006	Invesco Ltd. (Bermuda)	1,653,462
12,110	LPL Financial Holdings, Inc.	449,039
39,987	MFA Financial, Inc., REIT	351,086
57,599	Newcastle Investment Corp., REIT	291,451
6,879	ProAssurance Corp.	345,326
8,261	Reinsurance Group of America, Inc.	544,317
4,964	RenaissanceRe Holdings Ltd. (Bermuda)	426,705
12,227	Validus Holdings Ltd. (Bermuda)	441,517
		13,436,628

	Industrial - 14.8%
11,939	AECOM Technology Corp.(a)	367,602
27,199	AMETEK, Inc.	1,173,637
17,762	Amphenol Corp., Class A	1,383,660
15,316	Avnet, Inc.(a)	523,195
12,891	Berry Plastics Group, Inc.(a)	270,840
6,600	Crane Co.	394,350
15,857	Crown Holdings, Inc.(a)	671,544
73,797	Flextronics International Ltd. (Singapore)(a)	550,526
37,716	Graphic Packaging Holding Co.(a)	290,036
6,770	Hubbell, Inc., Class B	679,911
12,992	PerkinElmer, Inc.	406,909
12,993	Progressive Waste Solutions Ltd. (Canada)	302,347
40,673	Republic Services, Inc.	1,386,949
7,676	Rock-Tenn Co., Class A	758,235
7,390	Silgan Holdings, Inc.	345,630
6,497	Textainer Group Holdings Ltd. (Bermuda)	243,573
5,338	Wabtec Corp.	587,233
5,645	Zebra Technologies Corp., Class A(a)	257,751
		10,593,928

	Technology - 10.9%
27,765	Avago Technologies Ltd. (Singapore)	1,047,018
32,497	Fidelity National Information Services, Inc.	1,459,116
58,524	Marvell Technology Group Ltd. (Bermuda)	634,400
32,269	Maxim Integrated Products, Inc.	951,613
18,127	NCR Corp.(a)	605,442
28,213	NXP Semiconductor NV (Netherlands)(a)	870,371
7,631	Solera Holdings, Inc.	417,950
16,645	Synopsys, Inc.(a)	606,710
138,737	Xerox Corp.	1,219,498
		7,812,118

	Utilities - 11.0%
83,467	AES Corp.	1,018,297
12,329	Alliant Energy Corp.	607,327
26,926	Ameren Corp.	916,561
19,793	American Water Works Co., Inc.	790,532
47,433	CenterPoint Energy, Inc.	1,099,497
17,063	Great Plains Energy, Inc.	385,112
20,819	MDU Resources Group, Inc.	538,379
34,964	Northeast Utilities	1,456,950
12,198	Pinnacle West Capital Corp.	688,943
9,237	Vectren Corp.	317,199
		7,818,797

	Total Common Stocks - 90.3%
	(Cost $59,568,939)	64,453,709

	Master Limited Partnerships - 9.3%
	Consumer, Cyclical - 0.7%
10,343	AmeriGas Partners, LP(b)	486,121

	Energy - 6.6%
25,503	Boardwalk Pipeline Partners, LP(b)	754,889
10,851	Buckeye Partners, LP, Class B	717,685
23,966	El Paso Pipeline Partners, LP	984,763
24,674	Magellan Midstream Partners, LP	1,282,801
6,437	Suburban Propane Partners, LP	304,084
11,567	Sunoco Logistics Partners, LP	700,266
		4,744,488

	Financial - 0.9%
11,803	AllianceBernstein Holding, LP(b)	298,616
53,701	Fortress Investment Group, LLC	362,482
		661,098

	Utilities - 1.1%
20,629	Brookfield Infrastructure Partners, LP (Bermuda)	749,245

	Total Master Limited Partnerships - 9.3%
	(Cost $5,565,291)	6,640,952

	Exchange Traded Fund - 0.3%
1,700	iShares Russell Midcap Index Fund	$223,975
	(Cost $221,020)

	Total Long-Term Investments - 99.9%
	(Cost $65,355,250)	71,318,636

	Investments of Collateral for Securities Loaned - 2.2%
1,533,648	BNY Mellon Securities Lending Overnight Fund, 0.0730%(c) (d)	$1,533,648
	(Cost $1,533,648)

	Total Investments - 102.1%
	(Cost $66,888,898)	72,852,284
	Liabilities in excess of Other Assets - (2.1%)	(1,480,164)
	Net Assets - 100.0%	$ 71,372,120

AG - Stock Corporation
LLC - Limited Liability Company
LP - Limited Partnership
NV - Publicly Traded Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2013.
(c)	At May 31, 2013, the total market value of the Fund's securities on loan was $1,497,808 and the total market value of the collateral held by the Fund was $1,533,648.
(d)	Interest rate shown reflects yield as of May 31, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2013.

Country Allocation**
United States	83.8%
Bermuda	9.0%
Netherlands	3.2%
Singapore	2.2%
Channel Islands	0.9%
Switzerland	0.5%
Canada	0.4%
** Subject to change daily. Based on long-term investments.

At May 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$66,905,137	$6,802,708	$(855,561)	$5,947,147

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjustedspreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund's Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) theprice and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at May 31, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of May 31, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$64,454	$-	$-	$64,454
Master Limited Partnership	6,641	-	-	6,641
Exchange Traded Fund	224	-	-	224
Investments of Collateral for Securities Loaned	1,533	-	-	1,533
Total	$72,852	$-	$-	$72,852

During the nine months ended May 31, 2013, there were no transfers between levels.

CVY Guggenheim Multi-Asset Income ETF
Portfolio of Investments
May 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 98.9%
	Convertible Preferred Stocks - 3.3%
	Consumer, Cyclical - 1.2%
269,277	General Motors Co., Series B, 4.75%, 12/01/2013(a)	$13,143,411

	Financial - 2.1%
6,948	Bank of America Corp., Series L, 7.25%(b)	8,254,224
43,118	Fifth Third Bancorp, Series G, 8.50%(b)	6,925,613
5,291	Wells Fargo & Co., Series L, 7.50%(b)	6,640,205
		21,820,042

	Total Convertible Preferred Stocks - 3.3%
	(Cost $32,994,005)	34,963,453

	Common Stocks - 72.3%
	Basic Materials - 6.5%
1,598,533	Cia Siderurgica Nacional SA, ADR (Brazil)(a)	5,035,379
293,165	Dow Chemical Co.	10,102,466
205,151	EI du Pont de Nemours & Co.	11,445,374
688,761	Freeport-McMoRan Copper & Gold, Inc.	21,386,029
212,007	Gold Resource Corp.	2,035,267
238,985	Newmont Mining Corp.	8,192,406
178,475	Olin Corp.	4,449,382
338,393	Tronox Ltd., Class A (Australia)(a)	7,810,110
		70,456,413

	Communications - 7.3%
322,515	Belo Corp., Class A	3,618,618
384,754	France Telecom SA, ADR (France)	3,886,016
645,024	Gannett Co., Inc.	13,868,016
252,131	Giant Interactive Group, Inc., ADR (Cayman Islands)(a)	2,133,028
116,861	Meredith Corp.	4,788,964
829,878	Oi SA, ADR (Brazil)(a)	1,551,872
111,947	Shaw Communications, Inc., Class B (Canada)	2,496,418
320,344	Sinclair Broadcast Group, Inc., Class A	8,658,898
453,467	Verizon Communications, Inc.	21,984,080
360,695	VimpelCom Ltd., ADR (Bermuda)	3,588,915
406,720	Vodafone Group PLC, ADR (United Kingdom)	11,774,544
		78,349,369

	Consumer, Cyclical - 1.9%
69,136	Darden Restaurants, Inc.	3,581,245
67,443	Hasbro, Inc.(a)	2,999,865
91,214	Mattel, Inc.	4,081,826
126,695	Six Flags Entertainment Corp.	9,447,646
		20,110,582

	Consumer, Non-cyclical - 12.2%
225,020	AstraZeneca PLC, ADR (United Kingdom)	11,532,275
194,210	B&G Foods, Inc.	5,589,364
111,612	Lorillard, Inc.	4,736,813
63,715	Macquarie Infrastructure Co., LLC	3,471,193
509,885	Merck & Co., Inc.	23,811,630
101,968	Meridian Bioscience, Inc.	2,203,528
110,065	Paychex, Inc.	4,097,720
1,132,743	Pfizer, Inc.	30,844,592
96,202	Quad Graphics, Inc.	2,241,507
109,593	Sysco Corp.	3,704,243
87,627	Universal Corp.	5,137,571
209,751	Valassis Communications, Inc.(a)	5,451,429
1,216,484	Warner Chilcott PLC, Class A (Ireland)	23,356,493
342,803	Western Union Co.	5,615,113
		131,793,471

	Energy - 10.0%
253,093	BP PLC, ADR (United Kingdom)	10,860,221
240,833	ConocoPhillips	14,772,696
116,311	Ecopetrol SA, ADR (Colombia)(a)	5,042,082
829,461	Enerplus Corp. (Canada)(a)	12,923,002
224,622	ENI SpA, ADR (Italy)	10,177,623
183,933	Kinder Morgan, Inc.	6,985,775
1,157,144	Penn West Petroleum Ltd. (Canada)(a)	11,791,297
151,841	Royal Dutch Shell PLC, Class B, ADR (United Kingdom)	10,451,216
196,222	Spectra Energy Corp.	5,998,507
204,418	Total SA, ADR (France)	10,190,237
225,661	Williams Cos., Inc.	7,938,754
		107,131,410

	Financial - 17.3%
101,019	AG Mortgage Investment Trust, Inc., REIT	2,312,325
227,539	Aircastle Ltd. (Bermuda)	3,599,667
322,353	American Capital Agency Corp., REIT	8,316,707
220,526	American Capital Mortgage Investment Corp., REIT	4,646,483
660,109	Annaly Capital Management, Inc., REIT(a)	8,964,280
281,012	Banco Bilbao Vizcaya Argentaria SA, ADR (Spain)	2,621,842
91,614	Banco Latinoamericano de Comercio Exterior SA (Panama)	2,100,709
61,637	Bank of Hawaii Corp.	3,105,272
201,704	Capstead Mortgage Corp., REIT	2,476,925
3,422,950	Chimera Investment Corp., REIT	10,439,997
99,894	Community Bank System, Inc.	2,932,888
412,686	Federated Investors, Inc., Class B(a)	11,419,022
139,624	First Financial Bancorp	2,151,606
848,054	First Niagara Financial Group, Inc.	8,285,488
260,973	FirstMerit Corp.	4,924,561
444,461	FNB Corp.	5,111,301
141,035	Government Properties Income Trust, REIT	3,428,561
226,738	Hatteras Financial Corp., REIT	5,854,375
263,466	Home Loan Servicing Solutions Ltd. (Cayman Islands)	6,017,563
100,304	Homeowners Choice, Inc.	3,486,567
203,768	Hospitality Properties Trust, REIT	5,945,950
486,445	Invesco Mortgage Capital, Inc., REIT	9,072,199
241,829	KCAP Financial, Inc.(a)	2,662,537
159,347	Mack-Cali Realty Corp., REIT	4,222,696
185,751	Main Street Capital Corp.(a)	5,386,779
418,900	Manulife Financial Corp. (Canada)	6,618,620
403,473	National Penn Bancshares, Inc.	3,986,313
1,954,479	Newcastle Investment Corp., REIT	9,889,664
124,408	Oritani Financial Corp.	1,907,175
130,648	PacWest Bancorp(a)	3,766,582
118,468	Provident Financial Services, Inc.	1,803,083
256,140	Starwood Property Trust, Inc., REIT	6,498,272
193,618	Sun Life Financial, Inc. (Canada)(a)	5,667,199
159,727	Trustmark Corp.	4,071,441
854,398	Two Harbors Investment Corp., REIT	9,424,010
147,625	Western Asset Mortgage Capital Corp., REIT(a)	2,708,919
		185,827,578

	Industrial - 2.6%
109,335	Golar LNG Ltd. (Bermuda)(a)	3,717,390
82,717	Lockheed Martin Corp.	8,753,940
194,379	NAM TAI Electronics, Inc. (British Virgin Islands)	1,457,843
68,494	Raytheon Co.	4,564,440
103,257	Sonoco Products Co.	3,616,060
64,864	TAL International Group, Inc.	2,741,153
80,352	Textainer Group Holdings Ltd. (Bermuda)	3,012,396
		27,863,222

	Technology - 6.7%
150,825	CA, Inc.	4,119,031
60,140	Computer Programs & Systems, Inc.	3,011,811
1,665,602	Intel Corp.	40,440,817
356,999	Lexmark International, Inc., Class A	10,892,039
311,469	Seagate Technology PLC (Ireland)	13,418,085
		71,881,783

	Utilities - 7.8%
99,634	Atmos Energy Corp.	4,206,548
477,674	CMS Energy Corp.	12,873,314
125,345	CPFL Energia SA, ADR (Brazil)	2,668,595
109,651	Duke Energy Corp.	7,338,942
258,045	Entergy Corp.	17,774,140
205,199	Great Plains Energy, Inc.	4,631,341
67,503	Laclede Group, Inc.	3,194,917
152,580	National Grid PLC, ADR (United Kingdom)	9,087,665
393,535	NV Energy, Inc.	9,224,460
87,863	PG&E Corp.	3,945,927
158,883	Pinnacle West Capital Corp.	8,973,712
		83,919,561

	Total Common Stocks - 72.3%
	(Cost $736,725,255)	777,333,389

	Preferred Stocks - 2.8%
	Financial - 2.8%
371,783	Goldman Sachs Group, Inc., 5.95%(b)	9,432,134
211,040	HSBC Holdings PLC, Series 2, 8.00% (United Kingdom)(b)	5,888,016
237,588	Regions Financial Corp., Series A, 6.38%(b)	6,018,104
360,488	Royal Bank of Scotland Group PLC, Series T, 7.25% (United Kingdom)(b)	9,019,410
	(Cost $29,788,140)	30,357,664

	Royalty Trust - 1.2%
	Energy - 1.2%
140,295	BP Prudhoe Bay Royalty Trust(a)	12,496,076
	(Cost $11,510,181)

	Closed End Funds - 9.4%
2,811,866	Alpine Total Dynamic Dividend Fund	11,641,125
481,299	BlackRock Build America Bond Trust(a)	10,102,466
230,989	BlackRock Corporate High Yield Fund VI, Inc.	2,903,532
538,411	BlackRock Income Trust, Inc.	3,822,718
788,377	Calamos Strategic Total Return Fund	8,451,401
338,407	Clough Global Opportunities Fund(a)	4,422,979
422,714	Eaton Vance Tax-Advantaged Dividend Income Fund	7,955,477
557,184	Eaton Vance Tax-Advantaged Global Dividend Income Fund(a)	8,848,082
252,604	First Trust High Income Long/Short Fund	4,594,867
245,398	Invesco Municipal Trust(a)	3,263,793
135,092	John Hancock Preferred Income Fund III(a)	2,553,239
931,696	Liberty All Star Equity Fund	4,937,989
352,025	MFS Multimarket Income Trust(a)	2,502,898
569,372	Nuveen Preferred Income Opportunities Fund(a)	5,670,945
344,762	Nuveen Quality Preferred Income Fund	2,958,058
545,559	Nuveen Quality Preferred Income Fund II	4,959,131
411,885	Wells Fargo Advantage Global Dividend Opportunity Fund(a)	3,245,654
219,025	Wells Fargo Advantage Multi-Sector Income Fund	3,438,693
101,551	Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,939,624
176,952	Western Asset High Yield Defined Opportunity Fund, Inc.(a)	3,252,378
	(Cost $101,209,505)	101,465,049

	Master Limited Partnerships - 9.7%
	Energy - 7.1%
140,019	Buckeye Partners, LP, Class B	9,260,857
285,663	Enbridge Energy Partners, LP(a)	8,429,915
93,582	Energy Transfer Equity, LP	5,349,147
160,343	Energy Transfer Partners, LP(a)	7,794,273
84,570	Enterprise Products Partners, LP(a)	5,022,612
69,244	Kinder Morgan Energy Partners, LP	5,774,950
201,002	Linn Energy, LLC(a)	6,612,966
102,632	MarkWest Energy Partners, LP	6,757,291
623,242	Northern Tier Energy, LP	14,801,997
131,539	Williams Partners, LP(a)	6,562,481
		76,366,489

	Financial - 2.6%
473,654	Blackstone Group, LP	10,368,286
877,953	KKR & Co., LP	17,102,524
		27,470,810

	Total Master Limited Partnerships - 9.7%
	(Cost $98,766,052)	103,837,299

	Exchange Traded Fund - 0.2%
12,050	SPDR S&P 500 ETF Trust	1,967,042
	(Cost $1,993,492)

	Total Long-Term Investments - 98.9%
	(Cost $1,012,986,630)	1,062,419,972

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 6.9%
73,949,714	BNY Mellon Securities Lending Overnight Fund, 0.0730%(c) (d)	73,949,714
	(Cost $73,949,714)

	Total Investments - 105.8%
	(Cost $1,086,936,344)	1,136,369,686
	Liabilities in excess of Other Assets - (5.8%)	(61,918,980)
	Net Assets - 100.0%	$1,074,450,706

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
S&P - Standard & Poor's
SpA - Limited Share Company

(a) Security, or portion thereof, was on loan at May 31, 2013.
(b) Perpetual maturity.
(c) At May 31, 2013, the total market value of the Fund's securities on loan was $71,860,971 and the total market value of the collateral held by the Fund was $73,949,714.
(d) Interest rate shown reflects yield as of May 31, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2013.

Country Allocation*
United States	80.7%
United Kingdom	6.0%
Canada	3.5%
Ireland	3.3%
Bermuda	1.2%
France	1.2%
Italy	0.9%
Brazil	0.8%
Cayman Islands	0.7%
Australia	0.7%
Colombia	0.5%
Spain	0.2%
Panama	0.2%
British Virgin Islands	0.1%
* Subject to change daily. Based on long-term investments.

At May 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$1,088,596,922	$85,697,301	$(37,924,537)	$47,772,764

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New
York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets.
Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above.
The Fund did not have any Level 3 securities at May 31, 2013.
The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of May 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Convertible Preferred Stocks	$34,964	$-	$-	$34,964
Common Stocks	777,333	-	-	777,333
Preferred Stocks	30,358	-	-	30,358
Royalty Trusts	12,496	-	-	12,496
Closed End Funds	101,465	-	-	101,465
Master Limited Partnerships	103,837	-	-	103,837
Exchange Traded Funds	1,967	-	-	1,967
Investments of Collateral for Securities Loaned	73,950	-	-	73,950
Total	$1,136,370	$-	$-	$1,136,370

During the nine months ended May 31, 2013, there were no transfers between levels.

RYJ Guggenheim Raymond James SB-1 Equity ETF
Portfolio of Investments
May 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 96.2%
	Communications - 10.7%
40,182	Angie's List, Inc.(a)	$942,670
127,731	Brightcove, Inc.(a)	955,428
12,787	Crown Castle International Corp.(a)	911,074
29,927	Ctrip.com International Ltd., ADR (Cayman Islands)(a)	932,226
33,419	DigitalGlobe, Inc.(a)	1,010,256
4,404	Equinix, Inc.(a)	892,426
40,808	ExactTarget, Inc.(a) (b)	938,992
38,762	Facebook, Inc., Class A(a)	943,855
130,743	Iridium Communications, Inc.(a) (b)	932,198
29,460	KVH Industries, Inc.(a)	388,577
17,997	Palo Alto Networks, Inc.(a)	873,214
85,696	Premiere Global Services, Inc.(a)	1,032,637
12,066	SBA Communications Corp., Class A(a)	908,208
32,996	WebMD Health Corp.(a)	974,042
		12,635,803

	Consumer, Cyclical - 20.8%
11,305	Advance Auto Parts, Inc.	921,584
10,101	Allegiant Travel Co.	934,443
20,044	Arctic Cat, Inc.	939,863
2,267	AutoZone, Inc.(a)	926,818
13,717	Bed Bath & Beyond, Inc.(a)	936,185
9,972	Buffalo Wild Wings, Inc.(a)	956,913
53,408	Carmike Cinemas, Inc.(a)	946,390
90,633	Carrols Restaurant Group, Inc.(a)	516,608
31,183	Cinemark Holdings, Inc.	914,909
33,247	Culp, Inc.	573,511
50,168	Del Frisco's Restaurant Group, Inc.(a)	932,623
13,269	DineEquity, Inc.	960,543
26,738	Dixie Group, Inc.(a)	198,396
17,322	Dollar General Corp.(a)	914,602
18,763	Dollar Tree, Inc.(a)	901,374
29,954	Ethan Allen Interiors, Inc.	939,657
27,734	Fiesta Restaurant Group, Inc.(a)	986,498
17,003	Harley-Davidson, Inc.	927,344
49,665	La-Z-Boy, Inc.	917,313
34,416	Newell Rubbermaid, Inc.	930,609
8,512	O'Reilly Automotive, Inc.(a)	927,042
39,311	Pier 1 Imports, Inc.	911,622
10,234	Polaris Industries, Inc.	977,449
18,224	Red Robin Gourmet Burgers, Inc.(a)	956,942
50,653	Regal Entertainment Group, Class A	896,558
21,881	Tempur-Pedic International, Inc.(a)	925,129
25,651	Toll Brothers, Inc.(a)	876,495
8,477	Tractor Supply Co.	949,254
		24,596,674

	Consumer, Non-cyclical - 10.3%
36,895	Alere, Inc.(a)	943,774
17,317	AmerisourceBergen Corp.	936,503
35,680	Capital Senior Living Corp.(a)	936,600
27,423	CareFusion Corp.(a)	1,007,795
54,743	Carriage Services, Inc.	1,036,285
14,464	Covidien PLC (Ireland)	919,911
20,449	Fresh Market, Inc.(a)	1,013,044
31,380	HealthSouth Corp.(a)	919,120
28,141	ICON PLC (Ireland)(a)	966,362
17,637	McGraw Hill Financial, Inc., Inc.	962,098
52,898	Service Corp. International	951,106
42,342	TMS International Corp., Class A	642,328
15,190	UnitedHealth Group, Inc.	951,350
		12,186,276

	Energy - 1.6%
24,859	LinnCo, LLC(b)	902,257
23,531	Valero Energy Corp.	956,065
		1,858,322

	Financial - 31.0%
19,346	Allstate Corp.	933,251
59,852	American Equity Investment Life Holding Co.	969,602
71,197	Bank of America Corp.	972,551
28,722	BB&T Corp.	945,528
164,801	BGC Partners, Inc.	908,054
62,059	Cardinal Financial Corp.	939,573
18,659	Citigroup, Inc.	970,082
32,020	Community Bank System, Inc.	940,107
14,957	Digital Realty Trust, Inc., REIT	911,031
59,213	EverBank Financial Corp.	929,644
49,665	Fidus Investment Corp.	944,628
87,935	Fifth Street Finance Corp.	923,318
97,684	Health Insurance Innovations, Inc.(a)	980,747
125,020	Huntington Bancshares, Inc.	968,905
71,076	Lakeland Bancorp, Inc.	704,363
30,038	Lakeland Financial Corp.	828,448
27,340	Lincoln National Corp.	974,944
21,453	MarketAxess Holdings, Inc.	930,202
23,338	Marsh & McLennan Cos., Inc.	933,987
94,265	National Penn Bancshares, Inc.	931,338
69,672	New York Community Bancorp, Inc.	911,310
52,925	Pacific Premier Bancorp, Inc.(a)	625,044
18,827	Post Properties, Inc., REIT	899,931
25,327	Principal Financial Group, Inc.	958,627
48,218	PrivateBancorp, Inc.	933,501
36,523	Progressive Corp.	930,971
24,900	Protective Life Corp.	963,132
14,161	Prudential Financial, Inc.	976,684
16,210	Rayonier, Inc., REIT	898,034
103,589	Regions Financial Corp.	945,768
18,759	SCBT Financial Corp.	938,888
41,992	StellarOne Corp.	657,175
21,641	Texas Capital Bancshares, Inc.(a)	955,667
26,621	US Bancorp	933,332
5,224	Visa, Inc., Class A	930,603
40,719	Webster Financial Corp.	950,789
23,426	Wells Fargo & Co.	949,924
29,700	Weyerhaeuser Co., REIT	885,654
24,932	Wintrust Financial Corp.	940,934
34,304	Zions Bancorporation	962,227
		36,688,498

	Industrial - 10.5%
48,716	Celadon Group	950,449
45,469	Covanta Holding Corp.	929,841
10,718	Genesee & Wyoming, Inc., Class A(a)	954,438
48,969	Jabil Circuit, Inc.	982,318
8,464	Kansas City Southern	936,965
54,902	Knight Transportation, Inc.	941,020
40,063	Marten Transport	961,111
117,391	PGT, Inc.(a)	968,476
34,353	Roadrunner Transportation Systems, Inc.(a)	951,578
15,049	Ryder System, Inc.	948,689
19,838	Saia, Inc.(a)	947,959
56,010	Swift Transportation Co.(a)	943,209
10,856	United Parcel Service, Inc., Class B	932,530
		12,348,583

	Technology - 11.3%
28,617	Altera Corp.	949,798
20,778	Analog Devices, Inc.	954,333
40,474	Diodes, Inc.(a)	955,186
39,859	EMC Corp.	986,909
67,525	Fairchild Semiconductor International, Inc.(a)	979,788
78,424	Greenway Medical Technologies(a)	941,088
130,561	LSI Corp.(a)	966,151
53,959	MedAssets, Inc.(a)	884,928
81,335	Micron Technology, Inc.(a)	949,993
43,562	Microsemi Corp.(a)	955,315
64,832	NVIDIA Corp.	939,416
14,669	QUALCOMM, Inc.	931,188
26,487	Semtech Corp.(a)	967,835
66,431	Tangoe, Inc.(a)	990,486
		13,352,414

	Total Common Stocks - 96.2%
	(Cost $97,893,566)	113,666,570

	Master Limited Partnerships - 3.8%
	Energy - 3.8%
14,600	Alliance Holdings GP, LP	$930,458
12,380	Alliance Resource Partners, LP	894,827
15,126	Enterprise Products Partners, LP	898,333
26,887	Linn Energy, LLC	884,582
48,490	Memorial Production Partners, LP	912,097
	(Cost $3,891,214)	4,520,297

	Total Long-Term Investments - 100.0%
	(Cost $101,784,780)	118,186,867

	Investments of Collateral for Securities Loaned - 0.8%
956,147	BNY Mellon Securities Lending Overnight Fund, 0.0730%(c) (d)	956,147
	(Cost $956,147)

	Total Investments - 100.8%
	(Cost $102,740,927)	119,143,014
	Liabilities in excess of Other Assets - (0.8%)	(901,085)
	Net Assets - 100.0%	$118,241,929

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2013.
(c)	At May 31, 2013, the total market value of the Fund's securities on loan was $934,930 and the total market value of the collateral held by the Fund was $956,147.
(d)	Interest rate shown reflects yield as of May 31, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2013.

Country Allocation*
United States	97.6%
Ireland	1.6%
Cayman Islands	0.8%
* Subject to change daily. Based on long-term investments.

At May 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$104,871,538	$17,554,788	$(3,283,312)	$14,271,476

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund's Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The Fund did not have any Level 3 securities at May 31, 2013.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of May 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$113,667	$-	$-	$113,667
Master Limited Partnership	4,520	-	-	4,520
Investments of Collateral for Securities Loaned	956	-	-	956
Total	$119,143	$-	$-	$119,143

During the nine months ended May 31, 2013, there were no transfers between levels.

CSD Guggenheim Spin-Off ETF
Portfolio of Investments
May 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 96.1%
	Basic Materials - 1.1%
952,470	NovaCopper, Inc. (Canada)(a) (b)	$ 1,657,298

	Communications - 19.0%
102,339	AMC Networks, Inc., Class A(b)	6,551,743
469,229	Lumos Networks Corp.	6,447,207
1,687,284	Phoenix New Media Ltd., ADR (Cayman Islands)(a) (b)	7,862,743
131,978	TripAdvisor, Inc.(b)	8,511,261
		29,372,954

	Consumer, Cyclical - 13.0%
387,323	Fiesta Restaurant Group, Inc.(b)	13,777,079
134,123	Marriott Vacations Worldwide Corp.(b)	5,934,943
136,610	Orchard Supply Hardware Stores Corp., Class A(a) (b)	323,766
		20,035,788

	Consumer, Non-cyclical - 4.2%
155,955	Post Holdings, Inc.(b)	6,579,741

	Energy - 21.2%
1,870,875	Lone Pine Resources, Inc.(b)	1,249,370
87,912	Marathon Petroleum Corp.	7,252,740
101,799	Phillips 66	6,776,759
181,798	QEP Resources, Inc.	5,155,791
359,240	SunCoke Energy, Inc.(b)	5,568,220
346,544	WPX Energy, Inc.(b)	6,674,438
		32,677,318

	Financial - 9.3%
73,957	Howard Hughes Corp.(b)	7,366,117
349,020	Rouse Properties, Inc., REIT(a)	7,018,792
		14,384,909

	Industrial - 25.5%
212,656	Babcock & Wilcox Co.	6,311,630
467,874	Exelis, Inc.	5,684,669
187,736	Fortune Brands Home & Security, Inc.	7,937,478
131,560	Huntington Ingalls Industries, Inc.	7,264,743
135,922	Parametric Sound Corp.(a) (b)	2,271,257
291,197	Vishay Precision Group, Inc.(b)	4,210,709
202,752	Xylem, Inc.	5,705,441
		39,385,927

	Utilities - 2.8%
501,493	Genie Energy Ltd., Class B	4,307,825

	Total Common Stocks - 96.1%
	(Cost $127,613,022)	148,401,760

	Master Limited Partnership - 3.6%
	Energy - 3.6%
245,534	Atlas Resources Partners, LP(a)	$5,580,988
	(Cost $5,427,284)

	Exchange Traded Fund - 0.2%
2,800	Vanguard MID-Capital ETF	$269,584
	(Cost $270,774)

	Total Long-Term Investments - 99.9%
	(Cost $133,311,080)	154,252,332

	Investments of Collateral for Securities Loaned - 4.0%
6,217,731	BNY Mellon Securities Lending Overnight Fund, 0.0730%(c) (d)	6,217,731
	(Cost $6,217,731)

	Total Investments - 103.9%
	(Cost $139,528,811)	160,470,063
	Liabilities in excess of Other Assets - (3.9%)	(6,068,533)
	Net Assets - 100.0%	$154,401,530

ADR - American Depositary Receipt
LP - Limited Partnership
REIT - Real Estate Investment Trust

(a)	Security, or portion thereof, was on loan at May 31, 2013.
(b)	Non-income producing security.
(c)	At May 31, 2013, the total market value of the Fund's securities on loan was $6,018,831 and the total market value of the collateral held by the Fund was $6,217,731.
(d)	Interest rate shown reflects yield as of May 31, 2013.

See previously submitted notes to financial statements February 28, 2013.

Country Allocation*
United States	93.8%
Cayman Islands	5.1%
Canada	1.1%

* Subject to change daily. Based on long-term investments.

At May 31 ,2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$139,536,584	$24,532,017	$(3,598,538)	$20,933,479

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund's Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at May 31, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of May 31, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$148,402	$–	$–	$148,402
Master Limited Partnership	$5,581	-	-	5,581
Exchange Traded Fund	$270	-	-	270
Investments of Collateral for Securities Loaned	$6,217	-	-	6,217
Total	$160,470	$–	$–	$160,470

During the three months ended May 31, 2013, there were no transfers between levels.

WMCR Wilshire Micro-Cap ETF
Portfolio of Investments
May 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 99.7%
	Basic Materials - 2.7%
4,540	American Pacific Corp.(a)	$126,212
6,079	Charles & Colvard Ltd.(a)	27,052
4,225	Codexis, Inc.(a)	9,717
2,552	Friedman Industries, Inc.	24,780
17,744	General Steel Holdings, Inc.(a)	17,567
13,027	Golden Minerals Co.(a) (b)	22,797
3,149	KMG Chemicals, Inc.	69,939
7,365	Landec Corp.(a)	103,405
89,036	Liquidmetal Technologies, Inc.(a)	7,212
2,215	Material Sciences Corp.(a) (b)	21,707
32,972	Midway Gold Corp. (Canada)(a)	35,610
14,389	Mines Management, Inc.(a) (b)	9,784
741	Northern Technologies International Corp.(a)	7,958
2,083	Oil-Dri Corp. of America	56,720
2,248	Orchids Paper Products Co.	56,245
2,974	Penford Corp.(a)	35,301
530	Shiloh Industries, Inc.	5,268
23,698	Silver Bull Resources, Inc.(a)	9,479
5,454	Solitario Exploration & Royalty Corp.(a)	6,436
6,526	Timberline Resources Corp.(a)	1,259
14,235	U.S. Antimony Corp.(a)	20,356
2,419	Universal Stainless & Alloy Products, Inc.(a)	76,658
26,882	Uranerz Energy Corp.(a) (b)	34,947
26,921	Uranium Energy Corp.(a)	57,611
7,847	Uranium Resources, Inc.(a) (b)	23,149
38,443	USEC, Inc.(a)	14,205
13,321	Verso Paper Corp.(a)	15,186
30,512	Vista Gold Corp. (Canada)(a)	44,853
3,819	Xerium Technologies, Inc.(a)	37,693
		979,106

	Communications - 8.3%
5,046	AH Belo Corp., Class A	34,565
14,417	Alaska Communications Systems Group, Inc.(a)	23,644
2,279	Alliance Fiber Optic Products, Inc.	47,745
3,357	Alteva, Inc.	31,959
3,608	Autobytel, Inc.(a)	17,787
4,011	Aware, Inc.	21,860
929	BroadVision, Inc.(a) (b)	8,231
9,115	CalAmp Corp.(a)	120,044
4,813	Chyronhego Corp.(a)	6,497
9,289	Cinedigm Digital Cinema Corp., Class A(a)	14,305
5,112	Clearfield, Inc.(a)	43,145
3,293	ClearOne, Inc.(a)	30,954
1,844	Communications Systems, Inc.	18,753
4,431	Crexendo, Inc.	12,274
2,887	eGain Communications Corp.(a)	23,183
11,447	Emmis Communications Corp., Class A(a)	19,002
17,403	Entravision Communications Corp., Class A	80,576
1,746	ePlus, Inc.	86,829
8,447	FAB Universal Corp.(a) (b)	29,396
8,860	Fairpoint Communications, Inc.(a) (b)	75,310
10,400	FiberTower Corp.(a)	177
13,440	Gray Television, Inc.(a)	79,968
20,935	Harris Interactive, Inc.(a)	38,730
3,615	Hawaiian Telcom Holdco, Inc.(a)	93,159
5,415	HickoryTech Corp.	56,749
7,434	Hollywood Media Corp.(a)	10,631
4,655	ID Systems, Inc.(a)	23,787
2,440	Internet Patents Corp.(a)	8,638
5,850	Inuvo, Inc.(a)	5,791
24,075	Ipass, Inc.(a)	40,927
3,932	KVH Industries, Inc.(a)	51,863
2,167	Lantronix, Inc.(a)	3,662
22,710	Lee Enterprises, Inc.(a)	38,607
3,352	Lightpath Technologies, Inc., Class A(a)	4,223
10,122	Local Corp.(a) (b)	16,398
6,047	Media General, Inc., Class A(a)	49,888
12,940	MeetMe, Inc.(a) (b)	19,410
5,837	Meru Networks, Inc.(a)	23,932
5,164	Multiband Corp.(a)	16,576
5,692	NeoPhotonics Corp.(a)	36,600
4,397	Nexstar Broadcasting Group, Inc., Class A	123,116
11,615	Novatel Wireless, Inc.(a)	39,723
4,419	Numerex Corp., Class A(a)	48,609
6,941	Onstream Media Corp.(a)	2,602
4,219	Onvia, Inc.(a) (b)	19,407
4,219	Optical Cable Corp.	19,618
12,763	ORBCOMM, Inc.(a)	50,031
29,528	Parkervision, Inc.(a) (b)	128,742
6,274	PC-Tel, Inc.	45,988
3,580	Performance Technologies, Inc.(a)	4,618
2,910	Phazar Corp.(a)	3,376
67,297	Powerwave Technologies, Inc.(a)	808
7,004	Radio One, Inc., Class D(a)	16,319
1,806	Reis, Inc.(a)	33,573
4,924	Relm Wireless Corp.(a)	16,052
5,463	RF Industries Ltd.	36,930
3,069	RigNet, Inc.(a)	76,541
1,556	Saga Communications, Inc., Class A	71,654
4,461	Salem Communications Corp., Class A	33,279
2,800	Selectica, Inc.(a)	24,080
884	Shutterstock, Inc.(a)	41,849
4,305	Spanish Broadcasting System, Inc., Class A(a)	17,823
4,141	Spark Networks, Inc.(a)	33,791
17,503	support.com, Inc.(a)	83,664
27,206	Sycamore Networks, Inc.	11,563
1,929	Synacor, Inc.(a) (b)	7,272
5,988	Telular Corp.	75,089
2,020	Tessco Technologies, Inc.	46,177
13,601	TheStreet, Inc.(a)	26,930
2,101	TigerLogic Corp.(a)	3,950
21,789	Towerstream Corp.(a) (b)	55,998
1,463	Trulia, Inc.(a)	44,973
7,574	UniTek Global Services, Inc.(a)	14,391
7,510	US Auto Parts Network, Inc.(a)	9,312
20,534	Valuevision Media, Inc., Class A(a)	103,697
6,654	Vitacost.com, Inc.(a)	54,430
1,685	Voltari Corp.(a) (b)	7,330
17,372	Westell Technologies, Inc., Class A(a)	38,045
672	WPCS International, Inc.(a)	2,359
6,830	Zhone Technologies, Inc.(a)	6,010
26,552	Zix Corp.(a)	105,942
		2,951,436

	Consumer, Cyclical - 11.0%
19,363	American Apparel, Inc.(a)	37,758
821	Ark Restaurants Corp.	17,446
2,747	Bassett Furniture Industries, Inc.	37,799
8,031	Beazer Homes USA, Inc.(a) (b)	166,242
9,153	Black Diamond, Inc.(a)	82,102
17,860	BlueLinx Holdings, Inc.(a)	43,936
6,659	Bon-Ton Stores, Inc.	141,770
2,974	Books-A-Million, Inc.(a)	8,952
5,858	Build-A-Bear Workshop, Inc.(a)	38,194
2,767	Cache, Inc.(a)	11,649
6,977	Carmike Cinemas, Inc.(a)	123,633
4,637	Carrols Restaurant Group, Inc.(a)	26,431
6,447	Century Casinos, Inc.(a)	21,920
2,927	Cherokee, Inc.	39,573
1,667	Chuy's Holdings, Inc.(a)	58,095
4,224	Cobra Electronics Corp.(a)	12,925
8,184	Coldwater Creek, Inc.(a) (b)	30,199
1,864	Comstock Holding Companies, Inc.(a) (b)	4,940
7,604	Cosi, Inc.(a)	15,512
3,613	Crown Crafts, Inc.	21,497
3,085	Culp, Inc.	53,216
1,699	Del Frisco's Restaurant Group, Inc.(a)	31,584
10,689	dELiA*s, Inc.(a)	10,155
2,084	Delta Apparel, Inc.(a)	30,593
15,624	Destination XL Group, Inc.(a)	77,495
2,248	Dixie Group, Inc.(a)	16,680
6,212	Douglas Dynamics, Inc.	86,844
5,277	Dover Downs Gaming & Entertainment, Inc.	9,024
4,463	Dover Motorsports, Inc.	9,417
3,198	Educational Development Corp.	11,257
2,471	Empire Resorts, Inc.(a) (b)	6,598
852	Escalade, Inc.	5,248
3,322	Famous Dave's of America, Inc.(a)	39,897
1,762	Flexsteel Industries, Inc.	40,050
6,335	Forward Industries, Inc.(a)	12,100
1,192	Frisch's Restaurants, Inc.	19,942
8,329	Full House Resorts, Inc.(a)	24,904
3,580	Furniture Brands International, Inc.(a)	23,413
2,763	Gaiam, Inc., Class A(a)	11,190
1,281	Gaming Partners International Corp.	10,376
369	Gentherm, Inc.(a)	6,797
2,828	Gordmans Stores, Inc.(a)	36,227
4,556	Granite City Food & Brewery Ltd.(a)	10,251
3,357	Hooker Furniture Corp.	58,748
1,570	Ignite Restaurant Group, Inc.(a)	28,731
28,572	Jamba, Inc.(a)	85,430
27,861	Joe's Jeans, Inc.(a)	47,921
2,531	Johnson Outdoors, Inc., Class A(a)	62,642
2,645	Kona Grill, Inc.(a)	27,111
3,085	Lakeland Industries, Inc.(a)	12,278
6,509	Lakes Entertainment, Inc.(a)	23,758
7,590	Libbey, Inc.(a)	160,604
3,434	Lifetime Brands, Inc.	46,222
7,205	Luby's, Inc.(a)	61,098
6,643	MarineMax, Inc.(a)	76,328
2,838	Miller Industries, Inc.	46,458
2,737	Monarch Casino & Resort, Inc.(a)	42,177
9,698	Motorcar Parts of America, Inc.(a) (b)	60,225
7,031	MTR Gaming Group, Inc.(a)	26,648
1,011	Nathan's Famous, Inc.(a)	51,692
10,890	Nautilus, Inc.(a)	87,011
9,349	Navarre Corp.(a)	22,064
1,956	Orchard Supply Hardware Stores Corp., Class A(a) (b)	4,636
7,426	PC Connection, Inc.	124,683
4,305	PCM, Inc.(a)	32,976
5,040	Pizza Inn Holdings, Inc.(a)	24,242
5,038	Reading International, Inc., Class A(a)	30,631
4,677	Red Lion Hotels Corp.(a)	29,091
3,920	Rentrak Corp.(a)	90,709
4,177	RG Barry Corp.	59,856
3,531	Rick's Cabaret International, Inc.(a)	29,272
2,507	Rocky Brands, Inc.	36,652
10,337	Ruth's Hospitality Group, Inc.	115,774
2,228	Skyline Corp.(a)	9,068
6,222	SMF Energy Corp.(a)	790
10,609	Spartan Motors, Inc.	64,185
5,486	Stanley Furniture Co., Inc.(a)	22,438
3,161	Steinway Musical Instruments, Inc.(a)	88,160
580	Strattec Security Corp.	22,069
5,841	Supreme Industries, Inc., Class A(a)	29,731
1,926	Tandy Leather Factory, Inc.(a) (b)	15,138
7,911	Town Sports International Holdings, Inc.	87,179
11,799	Tuesday Morning Corp.(a)	105,129
6,725	Unifi, Inc.(a)	126,296
4,926	Virco Manufacturing Corp.(a)	10,394
5,064	West Marine, Inc.(a)	58,641
721	Winmark Corp.	43,094
12,662	Zale Corp.(a)	97,751
		3,909,562

	Consumer, Non-cyclical - 23.1%
17,560	Aastrom Biosciences, Inc.(a)	10,041
16,872	ACADIA Pharmaceuticals, Inc.(a) (b)	237,389
2,000	Accelerate Diagnostics, Inc.(a) (b)	17,580
5,040	AcelRx Pharmaceuticals, Inc.(a) (b)	44,906
1,288	Acme United Corp.	16,480
5,192	Acura Pharmaceuticals, Inc.(a) (b)	11,734
4,065	Adcare Health Systems, Inc.(a)	18,618
8,056	Addus HomeCare Corp.(a)	144,927
9,169	Agenus, Inc.(a)	36,951
5,765	Alexza Pharmaceuticals, Inc.(a) (b)	26,000
3,613	Alimera Sciences, Inc.(a)	15,680
2,619	Alliance HealthCare Services, Inc.(a)	42,454
596	Altair Nanotechnologies, Inc.(a)	1,478
274	Amcon Distributing Co.	20,173
2,400	American Caresource Holdings, Inc.(a)	4,728
2,721	American Shared Hospital Services(a)	5,524
9,497	Amicus Therapeutics, Inc.(a) (b)	31,625
13,466	Ampio Pharmaceuticals, Inc.(a) (b)	76,487
8,983	Anacor Pharmaceuticals, Inc.(a) (b)	49,137
4,322	Anika Therapeutics, Inc.(a)	63,793
45,544	Anthera Pharmaceuticals, Inc.(a)	26,643
12,422	Apricus Biosciences, Inc.(a) (b)	34,161
4,693	Arca Biopharma, Inc.(a) (b)	7,603
8,306	Arrowhead Research Corp.(a) (b)	18,273
38,142	Astex Pharmaceuticals(a)	184,989
3,117	AT Cross Co., Class A(a)	43,638
6,048	AtriCure, Inc.(a)	54,734
3,946	Avalon Holdings Corp., Class A(a)	14,442
1,942	Barrett Business Services, Inc.	113,277
7,599	Baxano Surgical, Inc.(a)	15,654
5,192	BG Medicine, Inc.(a) (b)	9,346
15,030	BioCryst Pharmaceuticals, Inc.(a) (b)	25,701
1,199	Biodel, Inc.(a)	5,599
10,498	BioDelivery Sciences International, Inc.(a) (b)	46,191
12,663	Biolase, Inc.(a)	60,023
22,564	Biosante Pharmaceuticals, Inc.(a) (b)	27,528
1,968	Biospecifics Technologies Corp.(a)	31,272
6,941	Biota Pharmaceuticals, Inc.	25,126
14,835	Biotime, Inc.(a) (b)	70,466
534	Blackstone Mortgage Trust, Inc., REIT(b)	14,082
37,609	Bovie Medical Corp.(a)	124,486
742	Bridgford Foods Corp.	5,788
5,751	BSD Medical Corp.(a) (b)	7,246
5,794	Cadiz, Inc.(a) (b)	34,069
13,510	Cardica, Inc.(a)	17,428
7,582	CardioNet, Inc.(a)	21,154
7,846	Cardiovascular Systems, Inc.(a)	161,235
59,045	Cardium Therapeutics, Inc.(a)	5,196
5,565	Carriage Services, Inc.	105,345
12,304	Catalyst Pharmaceutical Partners, Inc.(a)	10,842
2,068	CCA Industries, Inc.	7,093
45,736	Cell Therapeutics, Inc.(a) (b)	56,255
92,503	Cel-Sci Corp.(a)	22,710
13,030	Celsion Corp.(a) (b)	22,021
225	Ceres, Inc.(a)	486
17,768	Cerus Corp.(a) (b)	91,328
13,273	Chelsea Therapeutics International Ltd.(a)	25,617
5,361	Chindex International, Inc.(a)	86,848
18,836	Cleveland Biolabs, Inc.(a) (b)	29,478
1,489	Coffee Holding Co., Inc.(b)	10,423
2,662	Collectors Universe	34,713
23,380	Columbia Laboratories, Inc.(a)	14,755
2,371	CombiMatrix Corp.(a) (b)	7,374
4,011	Command Security Corp.(a)	6,498
8,540	Coronado Biosciences, Inc.(a)	84,375
2,944	Craft Brew Alliance, Inc.(a)	22,316
5,628	Crimson Wine Group Ltd.(a) (b)	49,358
7,823	Cryo-Cell International, Inc.(a)	16,819
5,144	Cumberland Pharmaceuticals, Inc.(a) (b)	24,948
4,525	Cutera, Inc.(a)	42,580
1,409	Cyanotech Corp.(a) (b)	8,074
4,893	Cyclacel Pharmaceuticals, Inc.(a) (b)	16,538
5,064	Cynosure, Inc., Class A(a)	126,144
49,552	Cytokinetics, Inc.(a)	59,462
15,926	Cytomedix, Inc.(a)	8,202
21,320	Cytori Therapeutics, Inc.(a)	52,447
11,703	CytRx Corp.(a) (b)	28,087
14,450	DARA Biosciences, Inc.(a) (b)	9,898
996	Daxor Corp.	7,430
27,330	Delcath Systems, Inc.(a) (b)	11,725
3,483	Derma Sciences, Inc.(a) (b)	46,463
12,710	Digirad Corp.(a)	29,487
12,293	Discovery Laboratories, Inc.(a)	22,004
1,489	Diversicare Healthcare Services, Inc.	6,849
5,840	Document Security Systems, Inc.(a) (b)	17,170
2,547	Durata Therapeutics, Inc.(a)	18,720
31,560	Durect Corp.(a)	26,504
4,399	Edgewater Technology, Inc.(a)	17,200
13,026	EnteroMedics, Inc.(a)	17,194
9,418	Entremed, Inc.(a)	16,952
12,176	Enzo Biochem, Inc.(a)	28,492
3,534	Exactech, Inc.(a)	64,319
5,409	Feihe International, Inc.(a)	39,756
9,602	Female Health Co.	89,395
17,560	Five Star Quality Care, Inc.(a)	90,083
1,629	Fonar Corp.(a)	10,751
4,988	Franklin Covey Co.(a)	68,785
2,908	Furiex Pharmaceuticals, Inc.(a)	107,509
3,908	G Willi-Food International Ltd. (Israel)(a)	26,692
7,650	Galectin Therapeutics, Inc.(a) (b)	32,742
28,690	Galena Biopharma, Inc.(a) (b)	67,422
7,914	GenMark Diagnostics, Inc.(a)	117,919
2,814	GenVec, Inc.(a)	1,168
1,779	Golden Enterprises, Inc.	6,315
1,732	Graymark Healthcare, Inc.(a)	537
1,303	Griffin Land & Nurseries, Inc.	38,803
8,681	Hackett Group, Inc.	43,752
20,404	Hansen Medical, Inc.(a) (b)	34,891
9,955	Harvard Bioscience, Inc.(a)	50,571
44,395	Hemispherx Biopharma, Inc.(a)	9,767
1,473	Heska Corp.	11,048
10,211	Hudson Global, Inc.(a)	23,587
2,564	Hyperion Therapeutics, Inc.(a)	51,460
8,448	Idera Pharmaceuticals, Inc.(a)	6,167
6,222	IGI Laboratories, Inc.(a)	9,209
18,208	ImmunoCellular Therapeutics Ltd.(a)	44,428
7,047	Information Services Group, Inc.(a)	13,812
9,604	Innovaro, Inc.(a)	480
61,911	Inovio Pharmaceuticals, Inc.(a)	42,223
8,591	Insmed, Inc.(a)	115,291
1,720	Intercept Pharmaceuticals, Inc.(a)	57,517
6,579	Intersections, Inc.	60,724
3,962	Inventure Foods, Inc.(a)	29,794
26,875	IsoRay, Inc.(a)	19,081
1,623	John B Sanfilippo & Son, Inc.	31,438
6,113	Jones Soda Co.(a)	3,546
1,839	Kalobios Pharmaceuticals, Inc.(a)	10,409
7,638	Kid Brands, Inc.(a)	12,221
8,951	LCA-Vision, Inc.(a)	28,912
694	Learning Tree International, Inc.(a)	2,089
3,794	LifeLock, Inc.(a)	39,154
3,547	Limoneira Co.	68,918
1,715	Mac-Gray Corp.	24,096
3,644	Management Network Group, Inc.(a)	10,604
35,639	Mast Therapeutics, Inc.(a)	25,304
5,322	Maxygen, Inc.	12,613
4,725	Medical Action Industries, Inc.(a)	39,690
5,386	MediciNova, Inc.(a) (b)	16,158
21,110	MELA Sciences, Inc.(a)	23,221
2,633	MGC Diagnostics Corp.(b)	20,063
3,506	MGP Ingredients, Inc.	18,757
4,123	Misonix, Inc.(a)	22,264
7,390	Myrexis, Inc.	588
13,974	Nanosphere, Inc.(a)	58,551
3,075	National Research Corp., Class A(a)	50,276
512	National Research Corp., Class B	17,469
3,405	Natural Alternatives International, Inc.(a)	15,867
4,513	Nature's Sunshine Products, Inc.	69,410
51,719	Neostem, Inc.(a) (b)	28,963
22,566	Neuralstem, Inc.(a) (b)	34,300
4,091	NeurogesX, Inc.(a)	55
2,801	NewLink Genetics Corp.(a) (b)	45,684
6,661	Northwest Biotherapeutics, Inc.(a) (b)	23,980
14,192	Novabay Pharmaceuticals, Inc.(a) (b)	18,733
3,746	NuPathe, Inc.(a) (b)	12,025
2,536	Nutraceutical International Corp.	50,111
767	Oculus Innovative Sciences, Inc.(a)	2,823
27,899	Odyssey Marine Exploration, Inc.(a) (b)	91,509
5,821	Omega Protein Corp.(a)	63,565
2,756	Omeros Corp.(a) (b)	14,607
4,894	OncoGenex Pharmaceutical, Inc.(a)	50,408
5,209	Opexa Therapeutics, Inc.(a) (b)	9,168
2,893	Overhill Farms, Inc.(a)	14,320
4,938	Palatin Technologies, Inc.(a)	3,057
3,934	PDI, Inc.(a)	17,113
2,467	Perceptron, Inc.	17,442
45,304	Peregrine Pharmaceuticals, Inc.(a) (b)	74,752
5,483	Pernix Therapeutics Holdings(a) (b)	19,794
6,191	Pfsweb, Inc.(a)	26,559
21,991	PharmAthene, Inc.(a)	39,144
6,980	Photomedex, Inc.(a) (b)	113,844
19,123	Premier Exhibitions, Inc.(a)	38,246
10,643	PRGX Global, Inc.(a)	58,324
8,655	Primo Water Corp.(a)	14,454
5,595	ProPhase Labs, Inc.(a)	8,896
10,900	Prospect Global Resources, Inc.(a)	2,425
3,823	Providence Service Corp.(a)	100,774
2,629	Psychemedics Corp.	29,340
18,423	PURE Bioscience, Inc.(a)	8,290
1,876	QC Holdings, Inc.	5,647
11,259	RadNet, Inc.(a)	29,273
3,434	RCM Technologies, Inc.	19,127
4,059	Reed's, Inc.(a) (b)	19,686
4,542	Regulus Therapeutics, Inc.(a)	40,696
6,399	Reliv International, Inc.	8,511
11,227	Repligen Corp.(a)	92,960
6,846	Repros Therapeutics, Inc.(a) (b)	118,573
3,262	Response Genetics, Inc.(a)	4,926
39,286	Rexahn Pharmaceuticals, Inc.(a)	13,239
3,419	Rochester Medical Corp.(a)	48,652
7,734	Rockwell Medical Technologies, Inc.(a) (b)	31,941
2,467	Rocky Mountain Chocolate Factory, Inc.	32,219
20,643	Savient Pharmaceuticals, Inc.(a)	11,354
12,949	Senomyx, Inc.(a)	26,804
21,997	Solta Medical, Inc.(a)	47,294
423	Standard Register Co.(a)	1,294
3,085	StarTek, Inc.(a)	14,870
16,648	StemCells, Inc.(a) (b)	29,300
903	Stemline Therapeutics, Inc.(a)	15,378
2,429	Stereotaxis, Inc.(a) (b)	4,251
10,475	Strategic Diagnostics, Inc.(a)	10,894
11,868	Sunesis Pharmaceuticals, Inc.(a)	63,969
4,155	SunLink Health Systems, Inc.(a)	3,033
3,903	Supernus Pharmaceuticals, Inc.(a) (b)	26,970
9,449	Synergetics USA, Inc.(a)	30,709
8,844	Synergy Pharmaceuticals, Inc.(a) (b)	45,104
6,367	Synthetic Biologics, Inc.(a)	9,105
2,587	Synutra International, Inc.(a)	12,159
18,377	Talon Therapeutics, Inc.(a)	7,443
6,548	Telik, Inc.(a)	9,167
2,988	TESARO, Inc.(a)	102,219
2,233	Theragenics Corp.(a)	4,533
5,483	Transcept Pharmaceuticals, Inc.(a)	16,230
19,465	Tranzyme, Inc.(a)	11,290
1,894	Tree.com, Inc.	37,331
11,370	Trius Therapeutics, Inc.(a)	87,208
821	United-Guardian, Inc.	21,309
1,473	Universal Security Instruments, Inc.(a) (b)	7,645
10,051	Uroplasty, Inc.(a)	26,635
4,240	US Physical Therapy, Inc.	119,144
693	Utah Medical Products, Inc.	32,065
5,613	Vascular Solutions, Inc.(a)	85,149
9,199	Venaxis, Inc.(a)	12,235
7,684	Ventrus Biosciences, Inc.(a)	19,825
1,746	Verastem, Inc.(a) (b)	16,692
8,030	Vermillion, Inc.(a) (b)	32,441
4,910	Versar, Inc.(a)	20,671
6,321	Vision-Sciences, Inc.(a)	6,763
4,829	Willamette Valley Vineyards, Inc.(a)	21,006
2,041	Wright Medical Group, Inc.(a)	51,086
24,383	XOMA Corp.(a)	102,409
42,593	Zalicus, Inc.(a)	26,727
28,814	Zogenix, Inc.(a)	42,933
		8,206,694

	Diversified - 0.3%
16,627	Horizon Pharma, Inc.(a) (b)	39,406
710	OBA Financial Services, Inc.(a) (b)	13,000
6,417	Resource America, Inc., Class A	61,667
		114,073

	Energy - 3.7%
658	Adams Resources & Energy, Inc.	41,217
6,348	Arabian American Development Co.(a)	46,975
6,126	Ascent Solar Technologies, Inc.(a)	4,766
3,435	Barnwell Industries, Inc.(a)	12,984
1,619	BioFuel Energy Corp.(a) (b)	6,638
3,499	Bolt Technology Corp.	57,034
14,626	Callon Petroleum Co.(a)	54,409
12,949	Crimson Exploration, Inc.(a)	37,293
5,345	Double Eagle Petroleum Co.(a)	22,021
5,023	Edgen Group, Inc.(a)	33,102
8,564	Emerald Oil, Inc.(a)	52,326
7,757	Enphase Energy, Inc.(a) (b)	59,884
7,477	Evolution Petroleum Corp.(a)	79,331
3,290	FieldPoint Petroleum Corp.(a)	13,357
81,992	Gasco Energy, Inc.(a)	2,050
13,241	Gastar Exploration Ltd. (Canada)(a)	32,838
5,531	Gevo, Inc.(a)	9,901
2,310	GMX Resources, Inc.(a) (b)	487
6,447	GreenHunter Energy, Inc.(a)	7,285
67	HKN, Inc.(a) (b)	5,494
20,091	Houston American Energy Corp.(a)	8,036
290	Isramco, Inc.(a) (b)	28,348
10,365	Lucas Energy, Inc.(a)	13,889
19,520	Magellan Petroleum Corp.(a)	19,715
11,183	Miller Energy Resources, Inc.(a) (b)	45,068
3,932	Mitcham Industries, Inc.(a)	61,379
3,313	Natural Gas Services Group, Inc.(a)	74,476
7,381	Ocean Power Technologies, Inc.(a) (b)	11,514
2,460	Pacific Ethanol, Inc.(a) (b)	10,799
3,053	Panhandle Oil and Gas, Inc., Class A	89,148
72,910	Plug Power, Inc.(a)	27,720
2,311	PostRock Energy Corp.(a)	3,143
435	PrimeEnergy Corp.(a)	16,060
2,873	Pyramid Oil Co.(a)	11,636
25,557	Quantum Fuel Systems Technologies Worldwide, Inc.(a)	15,171
2,595	Renewable Energy Group, Inc.(a)	35,110
1,795	REX American Resources Corp.(a)	50,116
3,759	Royale Energy, Inc.(a) (b)	10,300
7,709	Saratoga Resources, Inc.(a)	17,499
3,829	Syntroleum Corp.(a)	26,114
19,952	Tengasco, Inc.(a)	11,373
7,128	TGC Industries, Inc.	60,089
9,559	US Energy Corp.(a)	17,302
4,413	Verenium Corp.(a)	9,885
4,677	Westmoreland Coal Co.(a)	56,124
12,308	Zion Oil & Gas, Inc.(a) (b)	21,047
		1,330,453

	Financial - 30.1%
1,908	Access National Corp.	24,670
3,872	Agree Realty Corp., REIT	129,054
3,373	American National Bankshares, Inc.	73,160
38,117	American Realty Capital Properties, Inc., REIT	580,141
3,262	American River Bankshares(a)	27,107
3,483	American Safety Insurance Holdings Ltd. (Bermuda)(a)	83,453
2,185	American Spectrum Realty, Inc.(a)	6,446
8,399	Ameris Bancorp(a)	138,751
6,110	AmeriServ Financial, Inc.	18,574
7,583	Arbor Realty Trust, Inc., REIT	51,413
3,758	Ares Commercial Real Estate Corp., REIT	60,917
3,837	Arlington Asset Investment Corp., Class A	104,597
3,393	Asta Funding, Inc.	31,182
4,445	Atlanticus Holdings Corp.(a)	17,380
12,710	Bancorp, Inc.(a)	182,643
2,597	Bank of Kentucky Financial Corp.	67,392
2,036	Bank of Marin Bancorp	79,323
1,011	Bar Harbor Bankshares	36,335
6,116	BBX Capital Corp., Class A(a) (b)	75,533
3,644	Bofi Holding, Inc.(a)	170,612
3,130	Bridge Bancorp, Inc.	67,013
4,289	Bridge Capital Holdings(a)	65,150
4,224	Bryn Mawr Bank Corp.	95,800
4,224	BSB Bancorp, Inc.(a)	57,615
435	C&F Financial Corp.	20,880
3,759	Camco Financial Corp.(a)	12,705
2,627	Cape Bancorp, Inc.	24,615
6,228	Center Bancorp, Inc.	80,839
11,606	Centerstate Banks, Inc.	99,579
2,052	Central Valley Community Bancorp	19,330
1,185	Century Bancorp, Inc., Class A	42,056
2,117	CFS Bancorp, Inc.	22,123
5,338	Chatham Lodging Trust, REIT	99,020
2,006	Chicopee Bancorp, Inc.	34,864
1,942	CIFC Corp.(a)	14,934
4,545	Citizens & Northern Corp.	88,627
1,521	Citizens Holding Co.	29,370
5,137	CNB Financial Corp.	85,069
1,666	Codorus Valley Bancorp, Inc.	28,489
2,248	Colony Bankcorp, Inc.(a)	16,051
2,357	Consolidated-Tomoka Land Co.	86,030
3,565	Consumer Portfolio Services, Inc.(a)	27,700
8,464	Crescent Financial Bancshares, Inc.(a) (b)	35,379
1,025	Diamond Hill Investment Group, Inc.	83,835
22,530	Doral Financial Corp. (Puerto Rico)(a)	22,755
7,466	Eagle Bancorp, Inc.(a)	168,060
2,763	Eastern Insurance Holdings, Inc.	50,922
17,420	Eastern Virginia Bankshares, Inc.(a)	92,326
2,275	Enterprise Bancorp, Inc.	37,651
5,549	Enterprise Financial Services Corp.	84,733
5,990	ESB Financial Corp.	75,174
1,537	Evans Bancorp, Inc.	27,128
5,070	Farmers Capital Bank Corp.(a)	108,701
2,847	Federal Agricultural Mortgage Corp., Class C	85,609
4,958	Federated National Holding Co.	44,622
2,678	Fidus Investment Corp.	50,936
4,892	Financial Institutions, Inc.	95,443
6,523	First Acceptance Corp.(a)	8,610
3,888	First Bancorp, Inc.	61,975
9,000	First California Financial Group, Inc.(a)	76,500
2,280	First Citizens Banc Corp.	16,849
6,718	First Connecticut Bancorp	95,664
3,008	First Defiance Financial Corp.	66,056
6,443	First Federal Bancshares of Arkansas, Inc.(a)	62,819
13,021	First Financial Northwest, Inc.	129,429
3,726	First M&F Corp.	56,859
1,524	First Pactrust Bancorp, Inc.	20,071
807	First Security Group, Inc.(a)	3,430
3,851	First South Bancorp, Inc.(a)	25,340
3,355	First United Corp.(a)	24,961
4,862	Firstbank Corp.	65,880
1,570	FNB Corp.	18,055
7,890	FNB United Corp.(a) (b)	67,223
2,795	Fortegra Financial Corp.(a)	20,431
1,926	Fox Chase Bancorp, Inc.	31,914
6,341	Franklin Financial Corp.	115,026
4,912	German American Bancorp, Inc.	107,376
4,305	Gladstone Commercial Corp., REIT	84,120
1,258	Gladstone Land Corp., REIT	19,235
1,310	Gleacher & Co., Inc.(a)	18,003
15,352	Gramercy Property Trust, Inc., REIT(a)	69,391
7,982	GSV Capital Corp.(a)	64,973
5,711	Guaranty Bancorp	61,679
484	Gyrodyne Co. of America, Inc., REIT	35,405
6,004	Hallmark Financial Services, Inc.(a)	54,576
2,167	Hampden Bancorp, Inc.	32,570
758	Harleysville Savings Financial Corp.	15,160
13,014	Harris & Harris Group, Inc.(a)	45,549
850	Hawthorn Bancshares, Inc.	10,115
1,436	Health Insurance Innovations, Inc.(a)	14,417
10,361	Heritage Commerce Corp.(a)	69,937
6,244	Heritage Financial Corp.	86,230
1,092	Heritage Financial Group, Inc.	15,605
10,337	Heritage Oaks Bancorp(a)	61,195
8,030	HF Financial Corp.	104,631
1,974	HMN Financial, Inc.(a)	14,509
902	Home Bancorp, Inc.(a)	15,803
4,577	Home Federal Bancorp, Inc.	55,794
2,876	Homeowners Choice, Inc.	99,970
2,891	HomeStreet, Inc.	66,088
9,023	HopFed Bancorp, Inc.	97,539
1,250	Horizon Bancorp	24,475
2,972	IMPAC Mortgage Holdings, Inc., REIT(a) (b)	35,070
6,611	Imperial Holdings, Inc.(a)	45,418
5,677	Intervest Bancshares Corp., Class A(a)	36,900
449	Investors Title Co.	32,166
2,612	JAVELIN Mortgage Investment Corp., REIT	40,199
4,240	Life Partners Holdings, Inc.	15,434
4,268	LNB Bancorp, Inc.	40,418
4,792	Macatawa Bank Corp.(a)	26,356
7,285	MainSource Financial Group, Inc.	101,261
3,036	Manning & Napier, Inc.	60,386
2,612	Marlin Business Services Corp.	61,069
4,795	MBT Financial Corp.(a)	18,413
4,935	Medallion Financial Corp.	73,334
3,678	Mercantile Bancorp, Inc.(a)	1,526
2,988	Mercantile Bank Corp.	50,168
1,942	Merchants Bancshares, Inc.	55,095
5,265	Metro Bancorp, Inc.(a)	101,667
3,837	MetroCorp Bancshares, Inc.(a)	37,526
3,484	MicroFinancial, Inc.	25,259
1,894	Middleburg Financial Corp.	36,081
3,265	MidSouth Bancorp, Inc.	48,322
1,057	MidWestOne Financial Group, Inc.	25,051
2,089	Monarch Financial Holdings, Inc.	22,937
1,041	Monmouth Real Estate Investment Corp., Class A, REIT	10,681
22,955	MPG Office Trust, Inc., REIT(a)	71,849
1,826	MutualFirst Financial, Inc.	28,193
2,860	National Bankshares, Inc.	95,495
4,294	NBT Bancorp, Inc.	85,365
1,400	New Hampshire Thrift Bancshares, Inc.	18,382
6,483	New Mountain Finance Corp.	98,736
24,609	New York Mortgage Trust, Inc., REIT(b)	166,357
2,133	NewBridge Bancorp(a)	12,670
4,000	Nicholas Financial, Inc. (Canada)	59,360
865	North Valley Bancorp(a)	15,458
741	Northrim BanCorp, Inc.	16,502
955	Norwood Financial Corp.	29,844
5,490	OceanFirst Financial Corp.	76,036
2,360	Old Point Financial Corp.(b)	31,081
7,871	Old Second Bancorp, Inc.(a) (b)	44,943
3,104	OmniAmerican Bancorp, Inc.(a)	69,126
5,201	One Liberty Properties, Inc., REIT	137,566
2,721	Oneida Financial Corp.(b)	36,489
4,285	Oppenheimer Holdings, Inc., Class A	85,100
1,371	Orchid Island Capital, Inc., REIT	16,479
5,528	Pacific Continental Corp.	61,914
2,649	Pacific Mercantile Bancorp(a)	14,675
3,676	Pacific Premier Bancorp, Inc.(a)	43,414
5,611	Patriot National Bancorp, Inc.(a)	7,575
2,376	Peapack Gladstone Financial Corp.	36,448
1,844	Penns Woods Bancorp, Inc.	74,848
2,769	Peoples Bancorp, Inc.	55,491
1,894	Peoples Financial Corp.	24,717
3,117	PMC Commercial Trust, REIT	26,401
1,809	Porter Bancorp, Inc.(a)	1,520
2,211	Preferred Apartment Communities, Inc., Class A, REIT(b)	18,793
4,992	Preferred Bank(a)	80,721
7,865	Princeton National Bancorp, Inc.(a)	122
2,705	Provident Financial Holdings, Inc.	41,170
3,214	Pulaski Financial Corp.	33,040
6,415	PVF Capital Corp.(a) (b)	24,634
1,746	QCR Holdings, Inc.	27,150
28,566	Republic First Bancorp, Inc.(a)	87,983
5,735	Riverview Bancorp, Inc.(a)	13,649
3,038	SB Financial Group, Inc.(b)	25,550
32,907	Seacoast Banking Corp. of Florida(a)	69,434
2,705	Shore Bancshares, Inc.(a)	19,746
5,409	Sierra Bancorp	74,157
1,476	Simplicity Bancorp, Inc.	20,738
1,110	Southern National Bancorp of Virginia, Inc.	11,377
4,493	Southwest Bancorp, Inc.(a)	60,026
2,976	Suffolk Bancorp(a)	44,819
4,556	Summit Financial Group, Inc.(a) (b)	36,539
21,301	Sun Bancorp, Inc.(a)	65,607
755	Teche Holding Co.	31,997
4,144	Territorial Bancorp, Inc.	95,892
9,570	Thomas Properties Group, Inc.	51,774
2,551	Timberland Bancorp, Inc.	20,893
497	Trustmark Corp.	12,669
9,625	U.S. Global Investors, Inc., Class A	26,084
6,325	UMH Properties, Inc., REIT	66,665
2,919	United Community Financial Corp./OH(a)	11,939
3,225	United Insurance Holdings Corp.	20,801
2,996	United Security Bancshares(a)	12,823
2,800	United Security Bancshares, Inc.(a)	24,136
1,521	Unity Bancorp, Inc.	10,632
10,154	Universal Insurance Holdings, Inc.	67,727
9,586	Virginia Commerce Bancorp, Inc.(a)	130,370
5,597	Washington Banking Co.	76,343
2,117	Waterstone Financial, Inc.(a)	16,809
6,212	West Bancorporation, Inc.	71,935
6,080	Whitestone REIT, Class B, REIT	99,773
2,149	Yadkin Financial Corp.(a)	26,927
2,080	ZAIS Financial Corp., REIT	37,190
8,716	ZipRealty, Inc.(a)	24,841
		10,687,499

	Industrial - 11.8%
17,025	Active Power, Inc.(a)	73,207
3,839	ADA-ES, Inc.(a)	143,387
1,143	Air T, Inc.	11,716
10,831	API Technologies Corp.(a)	30,002
885	Argan, Inc.	14,381
5,100	Arotech Corp.(a)	8,364
1,555	Art's-Way Manufacturing Co., Inc.(b)	11,554
6,399	Ballantyne Strong, Inc.(a)	25,724
1,248	Breeze-Eastern Corp.(a) (b)	10,546
6,075	Broadwind Energy, Inc.(a) (b)	28,978
13,176	Casella Waste Systems, Inc., Class A(a)	52,836
2,992	Ceco Environmental Corp.	36,113
2,456	Chase Corp.	48,506
898	Chicago Rivet & Machine Co.	24,426
5,040	Clean Diesel Technologies, Inc.(a) (b)	10,584
5,746	Coleman Cable, Inc.	106,876
2,183	Core Molding Technologies, Inc.(a)	20,433
4,766	Covenant Transportation Group, Inc., Class A(a)	26,880
3,806	CPI Aerostructures, Inc.(a)	37,527
3,981	CUI Global, Inc.(a)	23,209
2,258	CVD Equipment Corp.(a) (b)	21,767
901	Digital Ally, Inc.(a) (b)	5,631
5,823	Eagle Bulk Shipping, Inc. (Marshall Islands)(a) (b)	25,447
1,699	Eastern Co.	25,111
513	Ecology and Environment, Inc., Class A	6,597
5,519	Engility Holdings, Inc.(a)	141,121
4,587	ENGlobal Corp.(a)	2,936
790	Erickson Air-Crane, Inc.(a) (b)	19,647
929	Espey Manufacturing & Electronics Corp.	23,736
790	Exone Co.(a) (b)	39,200
19,219	Flow International Corp.(a)	76,299
1,555	Frequency Electronics, Inc.	15,892
3,118	Frozen Food Express Industries(a)	4,833
2,419	Gencor Industries, Inc.(a)	17,054
3,614	Giga-Tronics, Inc.(a)	5,782
10,655	Goldfield Corp.(a)	27,810
3,923	GSE Holding, Inc.(a)	25,068
3,964	Hardinge, Inc.	50,541
3,215	Heritage-Crystal Clean, Inc.(a)	48,386
6,210	Hudson Technologies, Inc.(a)	22,604
1,842	Hurco Cos., Inc.(a)	52,865
35,936	Identive Group, Inc.(a)	31,947
4,187	IEC Electronics Corp.(a)	14,654
1,555	Image Sensing Systems, Inc.(a)	7,899
1,473	Innovative Solutions & Support, Inc.	11,327
4,315	Insignia Systems, Inc.(a)	8,587
5,469	Insteel Industries, Inc.	97,950
5,611	Integrated Electrical Services, Inc.(a) (b)	31,365
6,369	Intellicheck Mobilisa, Inc.(a)	3,248
1,910	IntriCon Corp.(a)	7,678
5,678	Iteris, Inc.(a)	9,539
3,759	Kadant, Inc.	112,469
16,199	Kratos Defense & Security Solutions, Inc.(a)	94,116
3,821	Lawson Products, Inc.	56,933
4,958	Lime Energy Co.(a)	3,718
3,968	LMI Aerospace, Inc.(a)	75,313
7,128	LoJack Corp.(a)	24,093
7,823	LRAD Corp.(a)	7,510
948	LS Starrett Co., Class A	9,717
8,520	LSI Industries, Inc.	69,438
5,746	Lydall, Inc.(a)	83,087
1,747	Magnetek, Inc.(a)	29,018
5,297	Manitex International, Inc.(a)	57,472
3,869	Meade Instruments Corp.(a) (b)	13,309
4,716	MEMSIC, Inc.(a)	19,241
1,008	Mesa Laboratories, Inc.	53,364
10,838	Metabolix, Inc.(a)	17,774
11,354	Metalico, Inc.(a)	16,350
6,052	Met-Pro Corp.	81,278
2,085	Mfri, Inc.(a)	16,034
11,377	Microvision, Inc.(a) (b)	34,017
1,912	Mocon, Inc.	26,080
6,015	Nanophase Technologies Corp.(a)	3,549
4,493	NAPCO Security Technologies, Inc.(a)	19,500
7,028	NCI Building Systems, Inc.(a)	101,555
5,564	NN, Inc.(a)	51,523
534	Omega Flex, Inc.	7,193
2,519	Orbit International Corp.(a)	8,590
10,698	Orion Energy Systems, Inc.(a)	24,819
1,323	P&F Industries, Inc.(a)	11,087
3,226	Park-Ohio Holdings Corp.(a)	119,975
3,759	Patrick Industries, Inc.(a)	73,263
12,229	Perma-Fix Environmental Services(a)	8,193
7,153	PGT, Inc.(a)	59,012
4,433	PMFG, Inc.(a)	28,327
5,132	PowerSecure International, Inc.(a)	69,179
4,621	Pro-DEX, Inc.(a)	8,780
630	Providence and Worcester Railroad Co.	10,401
3,271	Pulse Electronics Corp.(a) (b)	10,794
5,710	Pure Cycle Corp.(a)	37,800
4,912	Rand Logistics, Inc.(a)	27,507
9,565	Research Frontiers, Inc.(a) (b)	35,104
36,483	Revolution Lighting Technologies, Inc.(a) (b)	139,365
741	SIFCO Industries, Inc.	11,389
1,026	SL Industries, Inc.	24,275
2,135	Sparton Corp.(a)	35,484
9,666	Stoneridge, Inc.(a)	108,356
9,015	STR Holdings, Inc.(a)	27,225
3,178	Superconductor Technologies, Inc.(a) (b)	12,108
996	Sutron Corp.(a)	5,767
2,052	Synalloy Corp.	30,144
3,244	Sypris Solutions, Inc.	10,705
8,559	TRC Cos., Inc.(a)	50,669
2,146	UFP Technologies, Inc.(a)	41,182
8,095	Ultralife Corp.(a)	30,761
2,408	Universal Power Group, Inc.(a)	4,118
21,500	UQM Technologies, Inc.(a) (b)	18,275
3,177	US Concrete, Inc.(a)	50,991
1,416	USA Truck, Inc.(a)	9,162
1,926	Video Display Corp.(a)	7,781
1,855	VSE Corp.	62,922
3,369	Wells-Gardner Electronics Corp.(a)	6,772
3,004	Willis Lease Finance Corp.(a)	39,803
2,149	WSI Industries, Inc.	11,605
7,250	XPO Logistics, Inc.(a) (b)	120,568
3,791	YRC Worldwide, Inc.(a) (b)	75,403
		4,179,082

	Technology - 7.9%
6,300	Acorn Energy, Inc.(b)	55,755
1,645	Ambarella, Inc. (Cayman Islands)(a)	26,600
7,943	American Software, Inc., Class A	67,515
6,258	Amtech Systems, Inc.(a)	32,854
785	Analysts International Corp.(a)	3,203
1,043	Astro-Med, Inc.	10,680
3,253	Asure Software, Inc.(a)	19,355
2,596	Audience, Inc.(a)	36,344
35,881	Axcelis Technologies, Inc.(a)	57,410
14,804	AXT, Inc.(a)	42,043
4,218	Bsquare Corp.(a)	12,106
11,958	Callidus Software, Inc.(a) (b)	71,868
4,174	Cascade Microtech, Inc.(a)	27,507
4,972	Computer Task Group, Inc.	110,975
3,435	Concurrent Computer Corp.	25,900
2,910	CSP, Inc.	23,629
2,877	Daegis, Inc.(a)	3,222
2,149	Data I/O Corp.(a)	4,319
6,113	Datalink Corp.(a)	70,055
816	Dataram Corp.(a)	3,525
1,425	Datawatch Corp.(a)	20,962
2,565	Digimarc Corp.	59,021
19,946	Dot Hill Systems Corp.(a)	38,895
2,440	Dynamics Research Corp.(a)	12,200
20,868	DynaVox, Inc., Class A(a)	4,174
1,570	E2open, Inc.(a)	22,938
4,693	eMagin Corp.	18,256
7,950	EMCORE Corp.(a) (b)	27,189
4,715	Eon Communications Corp.(a)	3,937
2,392	Evolving Systems, Inc.	15,620
2,115	Exa Corp.(a)	17,724
1,605	Geeknet, Inc.(a)	23,305
4,428	GigOptix, Inc.(a)	7,837
21,239	Glu Mobile, Inc.(a) (b)	57,558
5,595	GSE Systems, Inc.(a)	9,120
8,596	GSI Technology, Inc.(a)	48,138
4,529	Guidance Software, Inc.(a)	41,757
9,241	Hutchinson Technology, Inc.(a)	53,043
2,903	Icad, Inc.(a)	17,389
6,451	Ikanos Communications, Inc.(a)	8,709
8,176	Immersion Corp.(a)	125,583
15,837	inContact, Inc.(a)	114,977
10,179	Innodata, Inc.(a)	32,166
9,757	Integrated Silicon Solution, Inc.(a)	105,571
5,324	Intermolecular, Inc.(a)	45,467
5,198	Interphase Corp.(a)	12,787
5,180	inTEST Corp.	17,508
192	j2 Global, Inc.	7,851
3,631	Key Tronic Corp.(a)	41,248
34,253	Majesco Entertainment Co.(a)	22,514
7,730	Market Leader, Inc.(a)	82,711
2,705	Mattersight Corp.(a) (b)	8,440
24,212	Mattson Technology, Inc.(a)	47,698
14,000	Mindspeed Technologies, Inc.(a) (b)	45,500
7,814	Mitek Systems, Inc.(a) (b)	49,463
14,819	MoSys, Inc.(a)	67,426
2,129	NCI, Inc.(a)	10,070
7,727	Netlist, Inc.(a)	4,791
4,510	NetSol Technologies, Inc.(a)	46,408
24,142	OCZ Technology Group, Inc.(a)	35,247
3,515	Official Payments Holdings, Inc.(a)	22,672
10,315	Overland Storage, Inc.(a)	11,965
3,150	PAR Technology Corp.(a)	12,568
7,634	Pixelworks, Inc.(a)	22,978
6,523	Planar Systems, Inc.(a)	11,350
15,654	PLX Technology, Inc.(a)	70,756
3,310	Qualstar Corp.(a)	5,296
2,435	Qualys, Inc.(a)	34,090
14,921	QuickLogic Corp.(a) (b)	35,213
11,402	RadiSys Corp.(a)	57,010
4,604	Rainmaker Systems, Inc.(a)	2,003
6,437	Richardson Electronics Ltd.	76,986
3,499	Rimage Corp.	28,307
2,467	Scientific Learning Corp.(a)	1,875
4,493	Simulations Plus, Inc.	19,724
3,678	SmartPros Ltd.	6,124
9,257	Smith Micro Software, Inc.(a)	11,941
7,369	Streamline Health Solutions, Inc.(a)	49,741
835	Technical Communications Corp.	6,171
1,110	Transact Technologies, Inc.	8,924
12,486	Transwitch Corp.(a)	6,369
9,297	Ultra Clean Holdings(a)	54,016
16,825	USA Technologies, Inc.(a)	30,790
13,934	Vitesse Semiconductor Corp.(a)	32,187
38,268	Wave Systems Corp., Class A(a)	14,542
2,161	Wayside Technology Group, Inc.	25,284
7,322	Wireless Ronin Technologies, Inc.(a)	6,663
2,974	XRS Corp.(a)	6,662
		2,808,270

	Utilities - 0.8%
2,681	Artesian Resources Corp., Class A	59,277
2,435	Delta Natural Gas Co., Inc.	52,912
2,263	Gas Natural, Inc.	23,264
1,588	RGC Resources, Inc.	32,363
40,581	US Geothermal, Inc.(a)	15,624
5,201	York Water Co.	99,235
		282,675

	Total Common Stocks - 99.7%
	(Cost $33,262,788)	35,448,850

	Exchange Traded Fund - 0.2%
900	iShares Russell Microcap Index Fund(b)	55,170
	(Cost $55,497)

	Rights - 0.0%*
	Consumer, Non-cyclical - 0.0%
8,185	Prospect Global Resources, Inc., 07/20/2013 (a) (c) (d)	20

	Financial - 0.0%
17,420	Eastern Virginia Bankshares, Inc., 07/14/2013 (a) (c) (d)	2,365
807	First Security Group, Inc., 06/01/2013 (a) (c) (d)	4,439
		6,804

	Total Rights - 0.0%
	(Cost $1,868)	6,824

	Warrant - 0.0%*
	Consumer, Non-cyclical - 0.0%
314	Photomedex, Inc., 12/13/2014(a) (c) (d)	752
	(Cost $0)

	Total Long-Term Investments - 99.9%
	(Cost $33,320,153)	35,511,596

	Investments of Collateral for Securities Loaned - 10.7%
3,797,575	BNY Mellon Securities Lending Overnight Fund, 0.0730%(e) (f)	3,797,575
	(Cost $3,797,575)

	Total Investments - 110.6%
	(Cost $37,117,728)	39,309,171
	Liabilities in excess of Other Assets - (10.6%)	(3,760,468)
	Net Assets - 100.0%	$35,548,703

REIT - Real Estate Investment Trust

* Less than 0.1%

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at May 31, 2013.

(c)
Security is valued based on observable inputs in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $7,576 which represents less than 0.1% of net assets.

(d)	Illiquid security.

(e)	At May 31, 2013, the total market value of the Fund’s securities on loan was $3,608,589 and the total market value of the collateral held by the Fund was $3,797,575.

(f)	Interest rate shown reflects yield as of May 31, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation**
United States	98.9%
Canada	0.5%
Israel	0.2%
Bermuda	0.1%
Puerto Rico	0.1%
Marshall Islands	0.1%
Cayman Islands	0.1%
** Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended February 28, 2013.

At May 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$37,154,198	$5,527,471	$(3,372,498)	$2,154,973

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for Level 3 securities were determined in accordance with the Trust's valuation procedures.

The valuation process involved for Level 3 measurements for the Fund is completed on a daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review.  For Level 3 securities, the Fund utilizes a pricing committee (the "Pricing Committee"), which is comprised of employees of the Guggenheim Funds Investment Advisors, LLC ("GFIA" or the "Investment Adviser", or its  affiliates responsible for implementing the valuation procedures established by the Fund.

Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors.  These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of May 31, 2013:

Description	Level 1	Level 2		Level 3	Total
(value in $000s)
Assets:
Common Stocks	$35,449	$-		$-	$35,449
Exchange Traded Fund	55	-		-	55
Rights	-	7		-	7
Warrant	-	-	*	-	-
Investments of Collateral for Securities Loaned	3,798	-		-	3,798
Total	$39,302	$7		$-	$39,309
*Market value is less than minimum amount disclosed.

During the nine months ended May 31, 2013, there were no transfers between levels.

WREI Wilshire US REIT ETF
Portfolio of Investments
May 31, 2013 (Unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 99.9%
	Financial - 99.9%
2,205	Acadia Realty Trust, REIT	$57,154
111	Alexander's, Inc., REIT	33,787
2,748	Alexandria Real Estate Equities, Inc., REIT	188,238
1,403	American Assets Trust, Inc., REIT	45,177
4,304	American Campus Communities, Inc., REIT	175,732
5,998	Apartment Investment & Management Co., Class A, REIT	181,499
2,818	Ashford Hospitality Trust, Inc., REIT	37,226
2,075	Associated Estates Realty Corp., REIT	34,092
5,310	AvalonBay Communities, Inc., REIT	704,425
7,661	BioMed Realty Trust, Inc., REIT	160,345
6,225	Boston Properties, Inc., REIT	663,460
5,845	Brandywine Realty Trust, REIT	82,765
3,164	BRE Properties, Inc., REIT	158,168
3,468	Camden Property Trust, REIT	240,159
2,525	Campus Crest Communities, Inc., REIT	31,941
6,309	CBL & Associates Properties, Inc., REIT	145,044
2,574	Cedar Realty Trust, Inc., REIT	14,801
681	Chatham Lodging Trust, REIT	12,633
1,644	Chesapeake Lodging Trust, REIT	37,072
3,638	Colonial Properties Trust, REIT	80,436
4,680	CommonWealth REIT, REIT	95,659
877	Coresite Realty Corp., REIT	28,169
3,035	Corporate Office Properties Trust, REIT	80,822
4,670	Cousins Properties, Inc., REIT	48,194
5,495	CubeSmart, REIT	85,997
11,553	DCT Industrial Trust, Inc., REIT	85,261
11,917	DDR Corp., REIT	208,071
8,058	DiamondRock Hospitality Co., REIT	76,632
5,138	Digital Realty Trust, Inc., REIT	312,956
5,390	Douglas Emmett, Inc., REIT	137,391
13,206	Duke Realty Corp., REIT	218,823
2,718	DuPont Fabros Technology, Inc., REIT	65,857
1,234	EastGroup Properties, Inc., REIT	72,522
4,695	Education Realty Trust, Inc., REIT	49,110
1,714	Equity Lifestyle Properties, Inc., REIT	132,269
2,641	Equity One, Inc., REIT	61,615
14,782	Equity Residential, REIT	835,922
1,556	Essex Property Trust, Inc., REIT	244,510
1,808	Excel Trust, Inc., REIT	24,155
4,554	Extra Space Storage, Inc., REIT	190,767
2,665	Federal Realty Investment Trust, REIT	287,154
4,709	FelCor Lodging Trust, Inc., REIT(a)	29,007
4,166	First Industrial Realty Trust, Inc., REIT	70,364
2,373	First Potomac Realty Trust, REIT	32,463
3,785	Franklin Street Properties Corp., REIT	51,552
16,968	General Growth Properties, Inc., REIT	348,353
5,889	Glimcher Realty Trust, REIT	68,784
1,843	Government Properties Income Trust, REIT	44,803
18,613	HCP, Inc., REIT	881,884
10,692	Health Care REIT, Inc., REIT	727,377
3,654	Healthcare Realty Trust, Inc., REIT	97,233
4,167	Healthcare Trust of America, Inc., Class A, REIT	47,879
7,539	Hersha Hospitality Trust, REIT	43,123
3,213	Highwoods Properties, Inc., REIT	117,017
2,119	Home Properties, Inc., REIT	128,772
5,660	Hospitality Properties Trust, REIT	165,159
29,834	Host Hotels & Resorts, Inc., REIT	530,747
1,973	Hudson Pacific Properties, Inc., REIT	42,597
4,086	Inland Real Estate Corp., REIT	41,963
3,865	Investors Real Estate Trust, REIT	34,785
3,049	Kilroy Realty Corp., REIT	161,323
15,741	Kimco Realty Corp., REIT	348,663
3,782	Kite Realty Group Trust, REIT	22,957
3,930	LaSalle Hotel Properties, REIT	103,752
4,909	Liberty Property Trust, REIT	199,207
5,639	Macerich Co., REIT	366,027
3,616	Mack-Cali Realty Corp., REIT	95,824
1,742	MID-America Apartment Communities, Inc., REIT	118,404
1,624	Monmouth Real Estate Investment Corp., Class A, REIT	16,662
940	National Health Investors, Inc., REIT	58,534
2,760	Parkway Properties, Inc., REIT	47,417
2,526	Pebblebrook Hotel Trust, REIT	66,282
2,736	Pennsylvania Real Estate Investment Trust, REIT	54,419
6,890	Piedmont Office Realty Trust, Inc., Class A, REIT	130,841
2,244	Post Properties, Inc., REIT	107,263
19,000	ProLogis, Inc., REIT	765,700
760	PS Business Parks, Inc., REIT	57,996
5,922	Public Storage, REIT	898,960
2,412	Ramco-Gershenson Properties Trust, REIT	37,651
3,717	Regency Centers Corp., REIT	191,797
2,384	Retail Properties of America, Inc., Class A, REIT	36,380
4,318	RLJ Lodging Trust, REIT	100,005
1,218	Rouse Properties, Inc., REIT	24,494
1,821	Ryman Hospitality Properties, REIT	69,671
1,526	Sabra Health Care REIT, Inc., REIT	41,278
510	Saul Centers, Inc., REIT	22,843
7,720	Senior Housing Properties Trust, REIT	199,562
12,889	Simon Property Group, Inc., REIT	2,145,245
3,747	SL Green Realty Corp., REIT	325,914
1,258	Sovran Self Storage, Inc., REIT	81,606
7,077	Strategic Hotels & Resorts, Inc., REIT(a)	56,899
2,667	Summit Hotel Properties, Inc., REIT	26,323
1,404	Sun Communities, Inc., REIT	70,158
6,547	Sunstone Hotel Investors, Inc., REIT(a)	78,957
3,597	Tanger Factory Outlet Centers, REIT	124,025
2,445	Taubman Centers, Inc., REIT	197,018
706	Terreno Realty Corp., REIT	13,435
10,271	UDR, Inc., REIT	250,304
492	Universal Health Realty Income Trust, REIT	22,224
1,339	Urstadt Biddle Properties, Inc., Class A, REIT	28,199
11,986	Ventas, Inc., REIT	855,441
7,666	Vornado Realty Trust, REIT	612,897
2,735	Washington Real Estate Investment Trust, REIT	76,088
4,997	Weingarten Realty Investors, REIT	159,304
	(Cost $17,263,998)	19,397,821

	Total Investments - 99.9%
	(Cost $17,263,998)	19,397,821
	Other Assets in excess of Liabilities - 0.1%	16,107
	Net Assets - 100.0%	$19,413,928

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2013.

At May 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$17,189,310	$2,437,002	$(228,491)	$2,208,511

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New
York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”).  A valuation committee consisting of representatives from investment, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets.
Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above.
The Fund did not have any Level 3 securities during the period ended May 31, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of May 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$19,398	$-	$-	$19,398
Total	$19,398	$-	$-	$19,398

There were no transfers between levels for the nine months ended May 31, 2013.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	July 30, 2013

By:	/s/ John L. Sullivan
  John L. Sullivan
  Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	July 30, 2013